Performance Trust Total Return Bond Fund
Schedule of Investments
May 31, 2026 (Unaudited)

MUNICIPAL BONDS - 24.1%	Par	Value
Alabama - 0.4%
Baldwin County Public Building Authority, 2.00%, 03/01/2046	$ 1,260,000	$ 794,091
City of Birmingham Regional Water Works, 2.86%, 01/01/2043	13,000,000	9,629,906
University of Alabama, 3.00%, 07/01/2044	32,195,000	26,067,715
		36,491,712

Alaska - 0.1%
Alaska Municipal Bond Bank Authority
3.03%, 12/01/2041	6,100,000	4,775,348
3.13%, 12/01/2048	4,000,000	2,829,207
		7,604,555

Arizona - 0.2%
County of Pinal, AZ, 3.00%, 08/01/2044	14,025,000	11,869,424
Salt River Project Agricultural Improvement & Power District, 4.84%, 01/01/2041	7,585,000	7,251,633
		19,121,057

California - 5.1%
Alameda Corridor Transportation Authority, 0.00%, 10/01/2038 (a)	2,860,000	1,500,353
Alameda County Joint Powers Authority, 7.05%, 12/01/2044	31,335,000	34,837,344
Alvord Unified School District, 0.00%, 08/01/2046 (a)	2,105,000	2,647,508
Bakersfield City School District, 0.00%, 05/01/2047 (a)	10,095,000	8,028,200
Bay Area Toll Authority
6.26%, 04/01/2049	14,050,000	14,603,465
7.04%, 04/01/2050	10,249,499	11,607,378
6.91%, 10/01/2050	7,505,000	8,383,026
California Health Facilities Financing Authority, 5.00%, 11/01/2047	12,000,000	13,346,624
California Infrastructure & Economic Development Bank, 12.00%, 01/01/2065 (b)(c)(d)	7,505,000	4,202,800
Central Unified School District, 2.89%, 08/01/2042	2,000,000	1,475,372
City of Fresno, CA Water System Revenue
6.75%, 06/01/2040	5,205,000	5,737,734
6.75%, 06/01/2040	2,070,000	2,281,865
City of Los Angeles, CA Department of Airports, 7.05%, 05/15/2040	16,110,000	18,286,562
City of Los Angeles, CA Wastewater System Revenue, 5.81%, 06/01/2040	15,110,000	15,728,729
City of San Francisco, CA Public Utilities Commission Water Revenue, 6.95%, 11/01/2050	5,000,000	5,474,145
Contra Costa Community College District, 6.50%, 08/01/2034	2,470,000	2,627,048
Cucamonga Valley Water District Financing Authority, 3.01%, 09/01/2042	5,000,000	3,881,799
East Side Union High School District, 5.32%, 04/01/2036	5,575,000	5,649,295
Fresno Unified School District, 2.76%, 08/01/2040	3,625,000	2,831,221
Fullerton Public Financing Authority, 7.75%, 05/01/2031	760,000	823,629
Golden State Tobacco Securitization Corp., 3.00%, 06/01/2046	8,750,000	8,078,493
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	15,240,000	14,871,244
Los Angeles Community College District, CA
6.60%, 08/01/2042	13,635,000	14,899,209
6.75%, 08/01/2049	16,755,000	18,407,753
Los Angeles Department of Water & Power
6.57%, 07/01/2045	18,900,000	20,088,585
6.60%, 07/01/2050	23,010,000	24,618,668
Northern California Sanitation Agencies Financing Authority, 6.33%, 08/01/2040	13,320,000	14,349,282
Orange County Sanitation District, 5.58%, 02/01/2040	1,000,000	1,018,048
Palomar Community College District
2.82%, 08/01/2040	2,400,000	1,842,593
2.99%, 08/01/2044	7,000,000	5,109,147

Paramount Unified School District, 3.27%, 08/01/2051	13,425,000	9,197,892
Perris Union High School District, 2.70%, 09/01/2042	3,000,000	2,190,173
Pomona Unified School District, 3.01%, 08/01/2040	2,250,000	1,812,928
Riverside County Infrastructure Financing Authority, 3.19%, 11/01/2041	4,755,000	3,823,456
Riverside County Transportation Commission Sales Tax Revenue, 6.81%, 06/01/2039	15,555,000	17,138,258
San Bernardino, CA Community College District
7.43%, 08/01/2039	1,995,000	2,384,445
0.00%, 08/01/2044 (a)	10,000,000	4,574,050
San Diego County Regional Airport Authority, 3.10%, 07/01/2043	17,000,000	12,952,043
San Diego County Regional Transportation Commission
3.25%, 04/01/2048	3,410,000	2,549,172
5.91%, 04/01/2048	16,900,000	16,893,725
San Diego County Water Authority, 6.14%, 05/01/2049	5,855,000	5,953,191
San Diego Unified School District
0.00%, 07/01/2041 (a)	8,500,000	4,818,417
0.00%, 07/01/2044 (a)	3,000,000	1,441,300
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.82%, 10/01/2040	16,035,000	16,409,185
San Francisco City & County Redevelopment Financing Authority, 0.00%, 08/01/2036 (a)	5,240,000	3,129,852
San Joaquin Hills Transportation Corridor Agency, 3.49%, 01/15/2050	27,900,000	20,924,001
San Luis Unit/Westlands Water District Financing Authority
3.49%, 09/01/2040	6,300,000	5,165,560
3.74%, 09/01/2050	4,000,000	2,933,246
Solano County Community College District, 3.14%, 08/01/2044	1,680,000	1,274,865
Southwestern Community College District
2.84%, 08/01/2041	3,830,000	2,868,375
3.12%, 08/01/2044	2,350,000	1,744,759
State of California
7.55%, 04/01/2039	15,000,000	17,872,312
7.60%, 11/01/2040	28,000,000	33,606,224
University of California
4.86%, 05/15/2112	22,495,000	18,545,321
4.77%, 05/15/2115	23,732,000	19,196,708
Ventura County Public Financing Authority, 3.24%, 11/01/2043	10,000,000	7,739,955
		524,376,532

Colorado - 0.8%
Board of Governors of Colorado State University System, 6.06%, 03/01/2040	3,730,000	3,898,191
Board of Water Commissioners City & County of Denver
3.00%, 09/15/2043	2,800,000	2,415,284
3.00%, 09/15/2044	1,740,000	1,467,804
City & County of Denver, CO Airport System Revenue, 6.41%, 11/15/2039	10,525,000	11,533,882
City of Aurora, CO Water Revenue, 2.72%, 08/01/2046	2,285,000	1,571,426
City of Colorado Springs, CO Utilities System Revenue
5.55%, 11/15/2039	5,875,000	5,990,302
6.01%, 11/15/2039	1,000,000	1,053,624
6.62%, 11/15/2040	15,050,000	16,690,324
City of Fountain, CO Electric Water & Wastewater Utility Enterprise Revenue, 3.20%, 12/01/2043	2,655,000	2,047,143
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	960,000	950,601
Colorado Health Facilities Authority, 3.85%, 11/01/2049	2,080,000	1,583,750
Denver City & County School District No. 1, 3.00%, 12/01/2043	2,500,000	2,139,104
Regional Transportation District Sales Tax Revenue, 5.84%, 11/01/2050	32,520,000	32,492,290
State of Colorado, 6.65%, 09/15/2045	3,500,000	3,748,977
		87,582,702

District of Columbia - 0.7%
District of Columbia Income Tax Revenue, 3.00%, 03/01/2044	5,000,000	4,191,870
District of Columbia Water & Sewer Authority, 4.81%, 10/01/2114	23,106,000	19,040,828
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
7.46%, 10/01/2046	7,400,000	8,633,343

8.00%, 10/01/2047	28,825,000	35,535,036
		67,401,077

Florida - 1.1%
City of Gainesville, FL, 3.05%, 10/01/2040	10,840,000	8,632,204
City of Gainesville, FL Utilities System Revenue
5.66%, 10/01/2039	8,025,000	8,231,064
6.02%, 10/01/2040	32,020,000	33,904,620
County of Miami-Dade, FL
0.00%, 10/01/2042 (a)	6,755,000	3,416,430
0.00%, 10/01/2044 (a)	38,000,000	16,500,417
0.00%, 10/01/2044 (a)	13,500,000	6,105,682
0.00%, 10/01/2045 (a)	10,000,000	4,045,199
0.00%, 10/01/2045 (a)	6,620,000	2,816,759
County of Miami-Dade, FL Aviation Revenue, 3.27%, 10/01/2041	2,720,000	2,209,901
County of Miami-Dade, FL Transit System, 5.62%, 07/01/2040	20,320,000	20,815,142
County of Miami-Dade, FL Water & Sewer System Revenue, 3.38%, 10/01/2047	1,530,000	1,263,165
Hillsborough County Aviation Authority, 3.86%, 10/01/2044	2,500,000	2,066,765
JEA Water & Sewer System Revenue, 5.89%, 10/01/2040	1,000,000	1,025,014
		111,032,362

Georgia - 0.0% (e)
Tift County Hospital Authority, 2.98%, 12/01/2042	2,950,000	2,248,526

Hawaii - 0.2%
City & County Honolulu, HI Wastewater System Revenue
2.57%, 07/01/2041	5,000,000	3,657,485
3.00%, 07/01/2046	16,280,000	13,582,847
State of Hawaii, 2.83%, 10/01/2039	3,950,000	3,096,489
		20,336,821

Illinois - 0.5%
Chicago O'Hare International Airport, 6.40%, 01/01/2040	25,935,000	28,151,971
City of Peoria, IL, 3.10%, 01/01/2045	2,710,000	1,940,620
Illinois Finance Authority, 3.51%, 05/15/2041	7,000,000	5,633,037
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2045 (a)	29,570,000	12,699,233
0.00%, 06/15/2047 (a)	6,310,000	2,408,774
Metropolitan Water Reclamation District of Greater Chicago, 5.72%, 12/01/2038	2,065,000	2,112,790
		52,946,425

Indiana - 0.4%
Indiana Finance Authority, 6.60%, 02/01/2039	35,325,000	38,530,125
Indianapolis Local Public Improvement Bond Bank, 2.47%, 01/01/2040	9,500,000	7,379,512
		45,909,637

Kansas - 0.0% (e)
Kansas Development Finance Authority, 4.93%, 04/15/2045	2,040,000	1,967,081
Wyandotte County Unified School District No 500 Kansas City, 3.00%, 09/01/2040	2,000,000	1,579,038
		3,546,119

Kentucky - 0.2%
County of Warren, KY, 4.40%, 12/01/2038	3,100,000	2,969,502
Louisville and Jefferson County Metropolitan Sewer District
5.98%, 05/15/2040	8,040,000	8,495,222
2.25%, 05/15/2044	5,325,000	3,784,449
University of Kentucky, 5.70%, 11/01/2039	6,250,000	6,388,616

		21,637,789

Louisiana - 0.2%
City of New Orleans, LA Sewerage Service Revenue, 2.84%, 06/01/2041	8,275,000	6,271,570
City of New Orleans, LA Water System Revenue
2.89%, 12/01/2041	8,140,000	6,124,742
2.99%, 12/01/2045	5,060,000	3,492,443
		15,888,755

Maine - 0.1%
Maine Health & Higher Educational Facilities Authority, 3.12%, 07/01/2043	18,415,000	14,155,688

Maryland - 0.2%
Maryland Economic Development Corp., 5.43%, 05/31/2056	3,800,000	3,679,093
Maryland Health & Higher Educational Facilities Authority, 3.05%, 07/01/2040	12,670,000	9,856,151
Maryland Stadium Authority, 2.81%, 05/01/2040	8,740,000	6,884,814
		20,420,058

Massachusetts - 1.1%
Commonwealth of Massachusetts
5.46%, 12/01/2039	14,165,000	14,387,080
2.38%, 09/01/2043	3,250,000	2,433,261
3.00%, 09/01/2046	4,020,000	3,227,924
2.90%, 09/01/2049	12,000,000	8,090,677
Commonwealth of Massachusetts Transportation Fund Revenue, 5.73%, 06/01/2040	15,765,000	16,228,103
Massachusetts Port Authority, 2.72%, 07/01/2042	7,200,000	5,444,673
Massachusetts School Building Authority
5.72%, 08/15/2039	42,475,000	43,779,318
2.95%, 05/15/2043	16,580,000	12,669,438
Massachusetts State College Building Authority, 5.93%, 05/01/2040	5,300,000	5,519,882
University of Massachusetts Building Authority
3.01%, 11/01/2043	1,000,000	753,952
3.50%, 11/01/2044	4,200,000	3,284,181
		115,818,489

Michigan - 0.9%
City of Detroit, MI, 4.00%, 04/01/2044 (c)	8,604,294	6,982,609
Detroit City School District, 7.75%, 05/01/2039	25,940,000	29,819,145
Michigan Finance Authority
3.27%, 06/01/2039	17,425,000	16,519,182
3.56%, 06/15/2045	6,215,000	4,836,946
Michigan State University, 4.17%, 08/15/2122	24,213,000	17,114,654
University of Michigan, 4.45%, 04/01/2122	25,092,000	19,524,216
Western School District, 2.90%, 05/01/2040	1,500,000	1,167,595
		95,964,347

Minnesota - 0.3%
Southern Minnesota Municipal Power Agency, 5.93%, 01/01/2043	1,450,000	1,482,220
Western Minnesota Municipal Power Agency
3.23%, 01/01/2046	4,000,000	3,010,067
6.77%, 01/01/2046	17,040,000	18,355,018
White Bear Lake Independent School District No. 624, 3.00%, 02/01/2044	8,350,000	6,966,938
		29,814,243

Mississippi - 0.0% (e)
Mississippi Development Bank, 5.46%, 10/01/2036	4,445,000	4,485,571

Missouri - 0.2%
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/2050	2,500,000	1,742,462
3.09%, 09/15/2051	1,000,000	671,393
3.65%, 08/15/2057	2,480,000	1,767,993
Kansas City Land Clearance Redevelopment Authority, 6.40%, 10/15/2040 (b)	7,780,000	7,801,685
Missouri Joint Municipal Electric Utility Commission, 6.89%, 01/01/2042	12,345,000	13,326,844
		25,310,377

Nebraska - 0.2%
Lancaster County School District 001, 3.00%, 01/15/2043	6,075,000	5,171,064
Omaha Public Power District, 3.00%, 02/01/2046	10,000,000	8,049,215
University of Nebraska Facilities Corp., 3.04%, 10/01/2049	1,650,000	1,177,670
West Haymarket Joint Public Agency, 6.75%, 12/15/2045	5,000,000	5,591,664
		19,989,613

Nevada - 0.4%
County of Clark Department of Aviation, 6.82%, 07/01/2045	34,255,000	37,588,491
Las Vegas Valley Water District, 5.70%, 03/01/2040	4,055,000	4,194,301
		41,782,792

New Hampshire - 0.2%
New Hampshire Business Finance Authority, 3.28%, 10/01/2037	4,740,000	3,201,386
New Hampshire State Turnpike System, 6.01%, 11/01/2039	16,855,000	17,613,322
		20,814,708

New Jersey - 0.9%
Bergen County Improvement Authority, 5.76%, 06/01/2040	6,720,000	6,932,700
City of Bayonne, NJ, 2.81%, 07/01/2039	7,035,000	5,534,251
Clifton Board of Education, 2.13%, 08/15/2044	4,560,000	3,131,384
County of Essex, NJ, 2.00%, 09/01/2044	3,560,000	2,388,032
New Jersey Institute of Technology, 3.42%, 07/01/2042	6,455,000	5,213,900
New Jersey Transportation Trust Fund Authority, 6.56%, 12/15/2040	31,310,000	34,441,586
New Jersey Turnpike Authority
7.41%, 01/01/2040	20,477,000	23,958,395
7.10%, 01/01/2041	11,904,000	13,555,780
		95,156,028

New York - 0.6%
Long Island Power Authority, 5.85%, 05/01/2041	9,280,000	9,586,244
New York City Industrial Development Agency, 2.44%, 01/01/2036	5,895,000	4,670,208
New York City Municipal Water Finance Authority, 6.01%, 06/15/2042	11,225,000	11,455,581
New York State Dormitory Authority, 5.10%, 08/01/2034	1,875,000	1,765,526
Triborough Bridge & Tunnel Authority
5.50%, 11/15/2039	30,445,000	30,821,531
3.00%, 11/15/2048	2,045,000	1,550,741
Western Nassau County Water Authority, 2.96%, 04/01/2041	1,500,000	1,181,233
		61,031,064

North Carolina - 0.1%
City of Charlotte, NC Airport Revenue, 3.00%, 07/01/2046	15,555,000	12,399,813

Ohio - 1.0%
American Municipal Power, Inc.
6.05%, 02/15/2043	13,770,000	13,984,400
6.45%, 02/15/2044	18,855,000	19,893,873
8.08%, 02/15/2050	9,575,000	11,918,903

County of Hamilton, OH, 3.76%, 06/01/2042	11,975,000	10,003,628
Lake Local School District/Stark County, OH, 3.36%, 12/01/2050	8,125,000	5,768,276
Ohio Higher Educational Facility Commission, 4.50%, 12/01/2026	1,400,000	1,390,467
Ohio State University, 4.80%, 06/01/2111	24,439,000	19,911,858
Ohio Turnpike & Infrastructure Commission, 3.22%, 02/15/2048	12,715,000	9,238,003
State of Ohio
3.28%, 01/01/2042	9,530,000	7,943,924
3.70%, 01/01/2043	600,000	511,356
Warrensville Heights City School District, 3.56%, 12/01/2045	2,900,000	2,250,161
		102,814,849

Oklahoma - 0.3%
Oklahoma Development Finance Authority
5.45%, 08/15/2028	10,620,000	10,530,334
5.27%, 10/01/2042	8,684,148	8,834,227
4.62%, 06/01/2044	5,000,000	4,800,228
Oklahoma Municipal Power Authority, 6.44%, 01/01/2045	800,000	835,104
University of Oklahoma, 3.26%, 07/01/2041	1,555,000	1,233,475
		26,233,368

Oregon - 0.1%
State of Oregon, 5.38%, 08/01/2039	3,870,000	3,897,340
Tri-County Metropolitan Transportation District of Oregon
2.86%, 09/01/2041	750,000	580,937
3.00%, 09/01/2044	3,750,000	3,171,589
		7,649,866

Pennsylvania - 1.2%
Berks County Industrial Development Authority, 4.45%, 05/15/2027	280,000	279,082
Commonwealth Financing Authority, 3.53%, 06/01/2042	4,950,000	4,119,195
Montgomery County Industrial Development Authority, 3.15%, 11/15/2028	10,000,000	9,392,620
Pennsylvania Economic Development Financing Authority
6.53%, 06/15/2039	7,340,000	7,909,192
3.14%, 06/15/2042	7,655,000	6,157,405
Pennsylvania State University
2.79%, 09/01/2043	15,560,000	11,838,724
3.50%, 09/01/2049	5,000,000	3,766,682
Pennsylvania Turnpike Commission
6.11%, 12/01/2039	38,015,000	40,133,454
3.42%, 12/01/2041	3,500,000	2,845,639
5.56%, 12/01/2049	13,490,000	13,092,192
Union County Hospital Authority, 4.40%, 08/01/2028	665,000	663,682
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.56%, 09/15/2119	31,069,000	18,964,216
		119,162,083

Puerto Rico - 0.1%
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	6,435,472	6,315,042
Puerto Rico Highway & Transportation Authority, 0.00%, 07/01/2026 (a)	7,000,000	6,970,625
		13,285,667

South Carolina - 0.2%
City of Columbia, SC Waterworks & Sewer System Revenue, 2.81%, 02/01/2041	5,200,000	3,975,768
South Carolina Public Service Authority
6.45%, 01/01/2050	7,425,000	7,870,987
6.45%, 01/01/2050	4,750,000	5,035,311
		16,882,066

Tennessee - 0.4%

Metropolitan Government Nashville & Davidson County Sports Authority, 5.60%, 07/01/2056	14,900,000	14,890,996
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, 6.69%, 07/01/2041	11,545,000	12,862,755
New Memphis Arena Public Building Authority
0.00%, 04/01/2044 (a)	6,020,000	2,358,089
0.00%, 04/01/2045 (a)	6,000,000	2,195,881
0.00%, 04/01/2046 (a)	4,900,000	1,670,378
Tennessee State School Bond Authority, 2.66%, 11/01/2045	11,725,000	8,021,810
		41,999,909

Texas - 3.6%
Board of Regents of the University of Texas System, 3.35%, 08/15/2047	5,355,000	3,969,193
Central Texas Turnpike System, 3.03%, 08/15/2041	3,450,000	2,667,707
City of Austin, TX Electric Utility Revenue, 2.83%, 11/15/2040	2,000,000	1,581,687
City of Dallas, TX, 0.00%, 02/15/2035 (a)	7,300,000	4,770,699
City of Denton, TX Utility System Revenue, 2.98%, 12/01/2041	6,000,000	4,645,006
City of Fort Worth, TX Drainage Utility System Revenue, 2.25%, 02/15/2044	4,590,000	3,226,224
City of Fort Worth, TX Water & Sewer System Revenue
2.50%, 02/15/2042	3,690,000	2,854,276
2.25%, 02/15/2044	2,865,000	2,017,936
2.50%, 02/15/2045	3,960,000	2,846,309
2.50%, 02/15/2046	4,060,000	2,840,726
City of Irving, TX, 7.38%, 08/15/2044	3,500,000	3,505,717
Colony Economic Development Corp., 7.25%, 10/01/2042	5,000,000	4,863,993
County of Bexar, TX
3.03%, 08/15/2041	6,030,000	4,777,053
3.18%, 08/15/2051	1,000,000	700,725
Dallas Area Rapid Transit
2.82%, 12/01/2042	5,000,000	3,793,586
6.00%, 12/01/2044	12,505,000	13,010,109
2.61%, 12/01/2048	10,435,000	7,024,057
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/2042	27,745,000	30,558,490
Dallas County Hospital District, 5.62%, 08/15/2044	2,965,000	2,912,181
Dallas Fort Worth International Airport
3.09%, 11/01/2040	10,000,000	8,057,721
5.00%, 11/01/2042	1,225,000	1,168,612
2.84%, 11/01/2046	8,500,000	6,070,939
2.92%, 11/01/2050	3,030,000	2,104,439
4.09%, 11/01/2051	6,305,000	5,195,478
4.51%, 11/01/2051	4,900,000	4,208,173
Downtown Dallas Development Authority, 0.00%, 08/15/2036 (a)	6,730,000	3,998,771
Elgin Independent School District, 3.00%, 08/01/2046	4,000,000	3,187,538
Frenship Independent School District, 3.00%, 02/15/2046	7,000,000	5,506,061
Godley Independent School District, 3.00%, 02/15/2046	15,470,000	12,030,352
Grand Parkway Transportation Corp.
5.18%, 10/01/2042	9,705,000	9,719,027
3.24%, 10/01/2052	11,605,000	8,026,077
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 2.99%, 11/01/2041	36,610,000	28,498,593
New Hope Cultural Education Facilities Corp., 4.00%, 08/01/2026 (f)	169,148	17
North Texas Municipal Water District Water System Revenue, 3.00%, 09/01/2043	5,705,000	4,794,617
North Texas Tollway Authority
8.41%, 02/01/2030	3,078,000	3,292,579
2.86%, 01/01/2039	1,500,000	1,194,508
3.01%, 01/01/2043	1,000,000	767,850
6.72%, 01/01/2049	34,090,000	36,823,203
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028 (b)	10,500,000	9,588,445
Port of Beaumont Navigation District, 10.00%, 07/01/2026 (b)	6,500,000	6,500,549
Spring Branch Independent School District, 3.00%, 02/01/2043	19,030,000	16,186,543
Stafford Municipal School District, 3.08%, 08/15/2041	3,525,000	2,849,042
State of Texas, 5.52%, 04/01/2039	39,336,378	39,948,645

Temple College, 3.00%, 07/01/2046	7,990,000	6,150,875
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/2049	24,800,000	19,553,895
Texas Public Finance Authority
2.47%, 02/01/2040	1,100,000	814,047
2.96%, 02/01/2041	1,455,000	1,144,599
Texas Transportation Commission, 2.47%, 10/01/2044	5,000,000	3,528,814
Texas Water Development Board, 3.00%, 10/15/2045	11,435,000	9,170,206
University of Houston, 3.00%, 02/15/2044	5,530,000	4,592,970
Westwood Independent School District, 3.00%, 02/15/2047	3,590,000	2,747,384
		369,986,243

Utah - 0.2%
City of Ogden City, UT Sewer & Water Revenue, 3.00%, 06/15/2045	3,100,000	2,531,014
County of Salt Lake, UT Convention Hotel Revenue, 5.75%, 10/01/2047 (b)	5,000,000	4,332,883
Utah Transit Authority, 3.00%, 12/15/2044	18,350,000	15,440,595
		22,304,492

Virginia - 0.6%
Hampton Roads Sanitation District, 2.78%, 02/01/2039	1,300,000	1,060,437
University of Virginia
6.20%, 09/01/2039	10,243,000	11,224,251
2.58%, 11/01/2051	12,000,000	7,203,891
4.18%, 09/01/2117	26,130,000	18,732,035
3.23%, 09/01/2119	32,930,000	18,196,851
Virginia Housing Development Authority
3.90%, 04/01/2042	3,155,000	2,701,455
2.96%, 09/01/2045	1,205,000	873,526
		59,992,446

Washington - 1.2%
Central Puget Sound Regional Transit Authority, 5.49%, 11/01/2039	44,260,000	44,600,364
City of Tacoma, WA Water Revenue
5.75%, 12/01/2039	30,000,000	31,000,542
5.62%, 12/01/2040	6,865,000	6,977,401
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, 5.50%, 09/01/2040	8,850,000	8,711,466
King County Housing Authority, 3.00%, 08/01/2040	5,900,000	5,180,338
King County Public Hospital District No. 4, 5.50%, 12/01/2035	1,000,000	992,782
University of Washington
6.06%, 07/01/2039	10,675,000	11,350,291
5.00%, 10/01/2040	6,340,000	6,131,317
Washington Biomedical Research Facilities 3, 6.52%, 07/01/2042	5,220,000	5,641,494
Washington State University, 7.40%, 04/01/2041	4,000,000	4,631,105
		125,217,100

Wisconsin - 0.1%
Milwaukee Redevelopment Authority, 0.00%, 04/01/2039 (a)	1,000,000	497,193
Public Finance Authority
7.50%, 06/01/2029 (b)	5,750,000	5,614,325
5.29%, 07/01/2029	5,000,000	4,996,104
4.15%, 05/15/2031	3,635,000	3,593,352
		14,700,974
TOTAL MUNICIPAL BONDS (Cost $2,568,130,648)		2,493,495,923

CORPORATE BONDS - 20.4%	Par	Value
Aerospace & Defense - 0.1%
TransDigm, Inc.
6.38%, 03/01/2029 (b)	500,000	510,320
6.63%, 03/01/2032 (b)	5,000,000	5,146,737

6.38%, 05/31/2033 (b)	2,500,000	2,528,230
6.25%, 01/31/2034 (b)	500,000	512,039
6.75%, 01/31/2034 (b)	750,000	769,483
		9,466,809

Automobile Components - 0.2%
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.13%, 04/15/2031 (b)	3,400,000	3,409,727
Dana, Inc., 4.50%, 02/15/2032	2,266,000	2,133,763
Garrett Motion Holdings, Inc., 7.75%, 05/31/2032 (b)	5,150,000	5,401,016
Phinia, Inc., 6.63%, 10/15/2032 (b)	5,399,000	5,544,762
		16,489,268

Automobiles - 0.1%
Thor Industries, Inc., 4.00%, 10/15/2029 (b)	8,850,000	8,374,644

Banks - 3.9%
Atlantic Union Bankshares Corp., 2.88% to 12/15/2026 then 3 mo. Term SOFR + 1.86%, 12/15/2031	5,000,000	4,748,518
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032 (b)	7,000,000	7,562,726
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (b)	5,000,000	4,937,265
Bank of America Corp., 5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	4,500,000	4,598,155
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	15,000,000	13,426,764
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	14,675,000	14,204,519
Barclays PLC, 9.63% to 06/15/2030 then USISSO05 + 5.78%, Perpetual	4,500,000	4,986,851
BOKF NA, 6.11% to 11/06/2035 then 5 yr. CMT Rate + 2.00%, 11/06/2040	5,750,000	5,900,657
BPCE SA, 6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (b)	10,471,000	10,885,625
Byline Bancorp, Inc., 6.88% to 08/15/2030 then 3 mo. Term SOFR + 3.22%, 08/15/2035	6,500,000	6,637,152
CNB Financial Corp., 3.25% to 06/15/2026 then 3 mo. Term SOFR + 2.58%, 06/15/2031 (b)	3,000,000	2,969,933
Commonwealth Bank of Australia
5.84%, 03/13/2034 (b)	5,000,000	5,178,190
5.93% to 03/14/2045 then 1 yr. CMT Rate + 1.32%, 03/14/2046 (b)	5,000,000	5,038,168
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	3,000,000	3,216,269
Equity Bancshares, Inc., 7.13% to 08/01/2030 then SOFR + 3.49%, 08/01/2035	4,000,000	4,114,510
Fifth Third Bancorp, 8.25%, 03/01/2038	10,000,000	12,121,096
First Busey Corp., 5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	5,000,000	4,908,217
First Citizens BancShares, Inc., 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	14,766,000	14,553,321
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035	16,270,000	16,406,642
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	9,100,000	9,600,500
First Mid Bancshares, Inc., 7.51% (3 mo. Term SOFR + 3.83%), 10/15/2030	1,987,000	1,958,413
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035 (b)	15,550,000	16,130,135
FNB Corp., 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	7,850,000	7,921,016
Fulton Financial Corp., 5.95% to 05/15/2031 then 3 mo. Term SOFR + 2.17%, 05/15/2036	5,750,000	5,730,769
HBT Financial, Inc., 5.75% to 03/15/2031 then 3 mo. Term SOFR + 2.33%, 03/15/2036 (b)	4,000,000	3,918,457
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	11,750,000	11,376,350
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	18,436,000	17,399,334
Huntington Bancshares, Inc.
6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	1,000,000	1,022,434
5.61% (5 yr. CMT Rate + 1.35%), 01/28/2041	4,250,000	4,159,290
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035	12,200,000	12,877,787
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	10,000,000	10,724,737
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035	3,000,000	3,043,183
Mercantile Bank Corp., 3.25% to 01/30/2027 then 3 mo. Term SOFR + 2.12%, 01/30/2032	7,000,000	6,481,257
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (b)	9,500,000	8,600,218
National Bank Holdings Corp., 5.88% to 02/15/2031 then 3 mo. Term SOFR + 2.41%, 02/15/2036	8,200,000	8,163,630
Nicolet Bankshares, Inc., 3.13% to 07/15/2026 then 3 mo. Term SOFR + 2.38%, 07/15/2031	4,000,000	3,922,227
Old National Bank/Evansville IN, 5.88%, 09/29/2026	7,515,000	7,519,929
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000,000	5,160,390
Regions Bank, 6.45%, 06/26/2037	15,677,000	16,552,103

Renasant Corp.
3.00% to 12/01/2026 then 3 mo. Term SOFR + 1.91%, 12/01/2031	8,030,000	7,779,607
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	9,900,000	9,306,889
6.25% to 06/01/2031 then 3 mo. Term SOFR + 2.45%, 06/01/2036	8,000,000	8,054,035
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035	10,060,000	10,088,591
Southside Bancshares, Inc., 7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035	7,965,000	8,132,981
SouthState Corp., 7.00% to 06/13/2030 then 3 mo. Term SOFR + 3.19%, 06/13/2035	10,500,000	10,923,117
Synovus Bank/Columbus GA, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	8,750,000	8,695,138
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	4,000,000	4,138,255
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	5,400,000	5,069,658
Trustmark Corp., 6.00% to 12/01/2030 then 3 mo. Term SOFR + 2.60%, 12/01/2035	15,750,000	15,690,763
Wells Fargo & Co., 4.89% to 09/15/2035 then SOFR + 1.34%, 09/15/2036	2,000,000	1,952,645
Wintrust Financial Corp., 4.85%, 06/06/2029	7,200,000	7,079,386
		405,567,802

Beverages - 0.1%
Coca-Cola Co., 5.40%, 05/13/2064	15,000,000	14,446,314

Biotechnology - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	11,398,000	10,051,846
5.50%, 03/15/2064	8,000,000	7,711,795
5.65%, 03/15/2066	1,000,000	983,510
Amgen, Inc., 5.75%, 03/02/2063	2,000,000	1,938,887
Gilead Sciences, Inc., 4.80%, 04/01/2044	3,000,000	2,736,885
		23,422,923

Broadline Retail - 0.3%
Amazon.com, Inc.
3.25%, 05/12/2061	11,310,000	7,058,741
5.55%, 11/20/2065	17,000,000	16,119,504
6.05%, 03/13/2076	8,000,000	8,060,765
		31,239,010

Building Products - 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (b)	11,250,000	10,974,450
4.25%, 02/01/2032 (b)	7,800,000	7,183,636
6.75%, 05/15/2035 (b)	4,663,000	4,712,055
Standard Building Solutions, Inc.
6.25%, 08/01/2033 (b)	3,750,000	3,758,513
5.88%, 03/15/2034 (b)	1,000,000	975,721
		27,604,375

Capital Markets - 0.3%
Ares Capital Corp.
3.20%, 11/15/2031	14,773,000	12,999,557
5.80%, 03/08/2032	7,250,000	7,220,182
Brookfield Corp., 7.38%, 03/01/2033	2,825,000	3,209,490
MSCI, Inc., 3.63%, 11/01/2031 (b)	8,567,000	7,954,473
		31,383,702

Chemicals - 0.1%
Avient Corp., 6.25%, 11/01/2031 (b)	8,122,000	8,243,895

Commercial Services & Supplies - 0.1%
ADT Security Corp., 5.88%, 10/15/2033 (b)	3,900,000	3,814,051

Central Storage Safety Project Trust, 4.82%, 02/01/2038 (b)	4,836,160	4,615,150
Cimpress PLC, 7.38%, 09/15/2032 (b)	750,000	759,418
		9,188,619

Communications Equipment - 0.0% (e)
Cisco Systems, Inc., 5.35%, 02/26/2064	3,000,000	2,817,830

Construction Materials - 0.0% (e)
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (b)	2,000,000	2,037,800
6.75%, 03/01/2033 (b)	1,500,000	1,523,073
		3,560,873

Consumer Finance - 0.9%
Ally Financial, Inc.
6.70%, 02/14/2033	16,644,000	17,169,074
6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	4,250,000	4,208,808
Credit Acceptance Corp., 6.63%, 03/15/2030 (b)	10,304,000	10,395,448
Ford Motor Credit Co., LLC, 7.12%, 11/07/2033	17,500,000	18,773,348
General Motors Financial Co., Inc., 5.45%, 09/06/2034	7,000,000	7,039,836
OneMain Finance Corp.
6.63%, 05/15/2029	7,500,000	7,625,603
5.38%, 11/15/2029	8,853,000	8,641,643
6.13%, 05/15/2030	1,500,000	1,494,789
6.50%, 03/15/2033	5,000,000	4,871,850
6.75%, 09/15/2033	9,100,000	8,926,759
		89,147,158

Containers & Packaging - 0.3%
Ball Corp., 5.50%, 09/15/2033	4,100,000	4,128,675
Berry Global, Inc., 5.65%, 01/15/2034	10,602,000	10,832,290
Graphic Packaging International, LLC
3.75%, 02/01/2030 (b)	14,683,000	13,780,552
6.38%, 07/15/2032 (b)	1,541,000	1,555,686
		30,297,203

Diversified Consumer Services - 2.2%
California Institute of Technology
4.70%, 11/01/2111	16,053,000	12,770,998
4.28%, 09/01/2116	7,725,000	5,476,493
3.65%, 09/01/2119	11,558,000	7,281,908
Case Western Reserve University, 5.41%, 06/01/2122	21,180,000	18,940,274
Claremont Mckenna College, 3.78%, 01/01/2122	16,311,000	10,453,674
Duke University, 3.30%, 10/01/2046	3,980,000	2,911,546
Massachusetts Institute of Technology
7.25%, 11/02/2096	2,750,000	3,377,439
5.60%, 07/01/2111	18,680,000	18,291,559
4.68%, 07/01/2114	22,861,000	18,951,864
3.89%, 07/01/2116	25,233,000	16,907,701
Nature Conservancy
1.71%, 07/01/2031	1,250,000	1,069,620
1.81%, 07/01/2032	1,150,000	959,376
1.86%, 07/01/2033	532,000	424,982
Prime Security Services Borrower, LLC, 3.38%, 08/31/2027 (b)	8,670,000	8,505,508
Service Corp. International, 4.00%, 05/15/2031	9,144,000	8,611,574
Sotheby's, 8.25%, 04/15/2031 (b)	5,231,250	5,150,366
Trustees of the University of Pennsylvania
4.67%, 09/01/2112	18,984,000	15,368,459

3.61%, 02/15/2119	27,778,000	17,020,772
United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., 2.15%, 02/01/2031	4,565,000	4,109,451
University of Southern California
5.25%, 10/01/2111	21,972,000	19,901,467
3.23%, 10/01/2120	27,377,000	15,368,796
Washington University, 4.35%, 04/15/2122	25,246,000	18,946,601
YMCA of Greater New York, 2.30%, 08/01/2026	0	0
		230,800,428

Diversified REITs - 0.1%
Global Net Lease, Inc.
3.75%, 12/15/2027 (b)	1,650,000	1,620,344
4.50%, 09/30/2028 (b)	5,000,000	4,901,672
		6,522,016

Diversified Telecommunication Services - 0.2%
AT&T, Inc.
5.55%, 11/01/2045	5,000,000	4,752,806
5.85%, 04/30/2046	10,500,000	10,245,200
Verizon Communications, Inc., 5.75%, 11/30/2045	10,000,000	9,852,936
		24,850,942

Electric Utilities - 0.5%
Brazos Securitization LLC, 5.41%, 09/01/2050 (b)	9,700,000	9,029,169
Denton County Electric Cooperative, Inc., Series 2022, 5.32%, 02/15/2048 (b)	17,000,000	16,288,506
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	20,000,000	19,790,948
SCE Recovery Funding LLC, 5.54%, 09/15/2050	8,000,000	7,890,368
		52,998,991

Electrical Equipment - 0.2%
Regal Rexnord Corp., 6.30%, 02/15/2030	1,906,000	1,989,453
Sensata Technologies BV, 4.00%, 04/15/2029 (b)	6,427,000	6,295,437
Sensata Technologies, Inc.
4.38%, 02/15/2030 (b)	10,338,000	10,063,907
3.75%, 02/15/2031 (b)	2,955,000	2,772,928
6.63%, 07/15/2032 (b)	3,500,000	3,627,593
		24,749,318

Electronic Equipment, Instruments & Components - 0.3%
CDW Finance Corp., 5.55%, 08/22/2034	12,552,000	12,387,970
Corning, Inc.
5.75%, 08/15/2040	11,803,000	12,100,591
4.75%, 03/15/2042	8,306,000	7,592,116
		32,080,677

Financial Services - 0.5%
American AgCredit Corp., 5.25% to 06/15/2026 then 5 yr. CMT Rate + 4.50%, Perpetual (b)	6,500,000	6,431,393
American AGcredit FLCA, 3.38% to 06/15/2031 then SOFR + 2.12%, 06/15/2036 (b)	10,000,000	8,433,523
Compeer Financial ACA, 7.88% to 02/15/2031 then 5 yr. CMT Rate + 4.16%, Perpetual (b)	8,625,000	8,790,562
Compeer Financial FLCA
2.75% to 06/01/2026 then 3 mo. Term SOFR + 2.03%, 06/01/2031 (b)	5,000,000	5,000,000
3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (b)	7,000,000	6,050,223
Global Payments, Inc.
5.40%, 03/15/2033	2,750,000	2,711,398
5.55%, 11/15/2035	12,850,000	12,529,051
		49,946,150

Food Products - 0.3%
Mars, Inc.
2.38%, 07/16/2040 (b)	4,960,000	3,517,990
5.65%, 05/01/2045 (b)	4,000,000	3,970,682
5.80%, 05/01/2065 (b)	13,830,000	13,742,688
Post Holdings, Inc.
6.25%, 10/15/2034 (b)	1,000,000	992,131
6.50%, 03/15/2036 (b)	11,654,000	11,575,996
		33,799,487

Ground Transportation - 0.2%
ERAC USA Finance, LLC
7.00%, 10/15/2037 (b)	10,502,000	11,955,702
4.50%, 02/15/2045 (b)	10,695,000	9,185,723
		21,141,425

Healthcare Equipment & Supplies - 0.2%
Abbott Laboratories, 5.60%, 03/15/2066	18,000,000	17,527,273
Teleflex, Inc., 4.25%, 06/01/2028 (b)	2,800,000	2,765,436
		20,292,709

Healthcare Providers & Services - 2.0%
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	19,260,000	16,975,953
Centene Corp.
4.63%, 12/15/2029	4,000,000	3,898,252
3.38%, 02/15/2030	6,950,000	6,463,114
3.00%, 10/15/2030	11,090,000	10,001,089
2.50%, 03/01/2031	11,000,000	9,588,751
Cleveland Clinic Foundation, 4.86%, 01/01/2114	21,636,000	18,094,894
CommonSpirit Health, 5.58%, 09/01/2045	7,000,000	6,784,809
Dignity Health, 5.27%, 11/01/2064	10,000,000	8,841,999
Hackensack Meridian Health, Inc., 2.68%, 09/01/2041	21,360,000	15,252,197
HCA, Inc., 5.45%, 09/15/2034	2,000,000	2,020,482
Kaiser Foundation Hospitals, 4.15%, 05/01/2047	10,230,000	8,364,367
Molina Healthcare, Inc.
4.38%, 06/15/2028 (b)	3,226,000	3,180,375
6.50%, 02/15/2031 (b)	5,000,000	5,081,064
New York and Presbyterian Hospital
4.76%, 08/01/2116	15,050,000	11,938,101
3.95%, 08/01/2119	14,000,000	9,555,125
Orlando Health Obligated Group
2.89%, 10/01/2035	1,000,000	864,130
4.09%, 10/01/2048	5,000,000	3,996,912
Penn State Health, 3.81%, 11/01/2049	5,920,000	4,473,873
Piedmont Healthcare, Inc., 2.72%, 01/01/2042	17,124,000	12,081,425
Summa Health, 3.51%, 11/15/2051	22,993,000	16,604,798
Sutter Health, 3.16%, 08/15/2040	14,677,000	11,372,762
Tenet Healthcare Corp., 6.00%, 11/15/2033 (b)	500,000	505,286
Toledo Hospital, 6.02%, 11/15/2048	12,374,000	12,272,372
UnitedHealth Group, Inc., 5.50%, 07/15/2044	5,000,000	4,895,433
		203,107,563

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP, 5.50%, 04/15/2035	8,000,000	8,011,269

Hotels, Restaurants & Leisure - 0.9%
Bloomin' Brands, Inc., 5.13%, 04/15/2029 (b)	8,025,000	7,669,482
Choice Hotels International, Inc., 5.85%, 08/01/2034	12,250,000	12,408,944

Hilton Grand Vacations Borrower LLC, Inc.
5.00%, 06/01/2029 (b)	3,750,000	3,649,228
4.88%, 07/01/2031 (b)	1,950,000	1,819,863
6.63%, 01/15/2032 (b)	6,810,000	6,925,286
Hyatt Hotels Corp., 5.40%, 12/15/2035	3,000,000	2,972,031
Light & Wonder International, Inc., 6.25%, 10/01/2033 (b)	8,091,000	8,024,452
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033 (b)	14,075,000	13,813,640
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (b)	16,849,000	16,407,801
Papa John's International, Inc., 3.88%, 09/15/2029 (b)	4,374,000	4,208,510
Pioneer Opco LLC, 7.00%, 05/15/2033 (b)	750,000	767,113
Station Casinos, LLC
4.63%, 12/01/2031 (b)	400,000	378,921
6.63%, 03/15/2032 (b)	5,750,000	5,833,726
Travel + Leisure Co., 6.25%, 06/01/2031 (b)	4,850,000	4,881,366
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (b)	5,730,000	5,648,129
		95,408,492

Household Durables - 0.7%
Ashton Woods USA, LLC
4.63%, 04/01/2030 (b)	8,100,000	7,701,737
6.88%, 08/01/2033 (b)	8,831,000	8,666,839
Century Communities, Inc.
3.88%, 08/15/2029 (b)	8,646,000	8,173,107
6.63%, 09/15/2033 (b)	2,128,000	2,116,523
K Hovnanian Enterprises, Inc.
8.00%, 04/01/2031 (b)	3,250,000	3,287,154
8.38%, 10/01/2033 (b)	5,850,000	5,910,752
KB Home, 4.80%, 11/15/2029	1,882,000	1,846,929
M/I Homes, Inc.
4.95%, 02/01/2028	4,763,000	4,765,018
3.95%, 02/15/2030	9,816,000	9,346,826
Meritage Homes Corp., 5.65%, 03/15/2035	8,450,000	8,544,114
Somnigroup International, Inc., 3.88%, 10/15/2031 (b)	5,241,000	4,804,812
Taylor Morrison Communities, Inc., 5.75%, 11/15/2032 (b)	1,750,000	1,759,865
TopBuild Corp., 5.63%, 01/31/2034 (b)	750,000	757,624
		67,681,300

Interactive Media & Services - 0.5%
Alphabet, Inc.
5.30%, 05/15/2065	6,000,000	5,559,003
5.70%, 11/15/2075	15,500,000	15,135,744
Meta Platforms, Inc.
5.50%, 11/15/2045	9,000,000	8,437,216
6.20%, 05/15/2046	4,250,000	4,293,893
5.75%, 11/15/2065	15,500,000	14,183,898
		47,609,754

IT Services - 0.3%
ASGN, Inc., 4.63%, 05/15/2028 (b)	19,534,000	18,107,041
Gartner, Inc.
3.75%, 10/01/2030 (b)	7,700,000	7,091,546
5.60%, 11/20/2035	2,500,000	2,399,731
		27,598,318

Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (b)	21,200,000	20,326,132
4.00%, 03/15/2031 (b)	250,000	234,331

Icon Investments Six DAC, 6.00%, 05/08/2034	4,500,000	4,600,202
IQVIA, Inc.
5.00%, 10/15/2026 (b)	1,300,000	1,299,948
5.00%, 05/15/2027 (b)	3,000,000	3,000,040
		29,460,653

Machinery - 0.2%
Allison Transmission, Inc.
4.75%, 10/01/2027 (b)	5,299,000	5,299,480
5.88%, 06/01/2029 (b)	1,750,000	1,768,063
3.75%, 01/30/2031 (b)	13,782,000	12,914,939
5.88%, 12/01/2033 (b)	2,250,000	2,256,736
		22,239,218

Media - 0.3%
CCO Holdings Capital Corp.
4.25%, 01/15/2034 (b)	6,750,000	5,642,931
7.38%, 02/01/2036 (b)	3,791,000	3,704,149
Charter Communications Operating, LLC, 3.50%, 03/01/2042	13,388,000	9,229,431
Sirius XM Radio LLC
4.00%, 07/15/2028 (b)	4,771,000	4,650,092
3.88%, 09/01/2031 (b)	10,524,000	9,593,696
		32,820,299

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Arbor Realty SR, Inc., 5.00%, 12/30/2028 (b)	5,000,000	4,584,448
Arbor Realty Trust, Inc., 4.50%, 03/15/2027 (b)	5,000,000	4,824,898
		9,409,346

Office REITs - 0.1%
Vornado Realty LP, 5.75%, 02/01/2033	8,440,000	8,412,085

Personal Care Products - 0.0% (e)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031 (b)	2,250,000	2,187,800

Pharmaceuticals - 0.5%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (b)	1,200,000	1,243,886
Bristol-Myers Squibb Co.
3.55%, 03/15/2042	10,500,000	8,348,572
5.65%, 02/22/2064	13,500,000	13,256,993
Eli Lilly & Co., 5.65%, 10/15/2065	10,000,000	9,965,367
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	18,000,000	17,092,248
5.34%, 05/19/2063	3,000,000	2,763,862
		52,670,928

Professional Services - 0.7%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (b)	9,043,000	9,367,372
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	27,000,000	27,263,140
CACI International, Inc., 6.38%, 06/15/2033 (b)	3,500,000	3,580,570
Mobility Global, Inc., 6.05%, 06/15/2036 (b)	4,500,000	4,576,815
Science Applications International Corp.
4.88%, 04/01/2028 (b)	27,078,000	26,984,186
5.88%, 11/01/2033 (b)	1,750,000	1,728,944
		73,501,027

Real Estate Management & Development - 0.2%

Cushman & Wakefield US Borrower, LLC, 6.75%, 05/15/2028 (b)	10,674,000	10,690,374
MMH Master LLC, 6.75%, 02/01/2044 (b)	10,250,000	10,815,834
Wildflower Improvement Association, 6.63%, 03/01/2031 (b)	1,758,212	1,723,219
		23,229,427

Retail REITs - 0.1%
Simon Property Group LP
6.75%, 02/01/2040	8,902,000	10,038,405
4.75%, 03/15/2042	5,981,000	5,459,004
		15,497,409

Semiconductors & Semiconductor Equipment - 0.0% (e)
Amkor Technology, Inc., 5.88%, 10/01/2033 (b)	750,000	754,351

Software - 0.4%
Microsoft Corp., 3.04%, 03/17/2062	20,510,000	12,574,878
Open Text Corp., 3.88%, 12/01/2029 (b)	6,680,000	6,135,221
Open Text Holdings, Inc., 4.13%, 02/15/2030 (b)	13,250,000	12,182,075
Oracle Corp.
4.13%, 05/15/2045	3,000,000	2,132,646
5.88%, 09/26/2045	8,750,000	7,821,018
		40,845,838

Specialty Retail - 1.0%
Asbury Automotive Group, Inc.
4.75%, 03/01/2030	5,000,000	4,875,619
5.00%, 02/15/2032 (b)	14,045,000	13,417,087
AutoNation, Inc.
3.85%, 03/01/2032	11,086,000	10,359,491
5.89%, 03/15/2035	5,750,000	5,873,224
Gee Automotive Holdings LLC, 7.25%, 03/01/2031 (b)	4,535,000	4,586,648
Group 1 Automotive, Inc., 4.00%, 08/15/2028 (b)	14,014,000	13,638,045
Home Depot, Inc.
3.30%, 04/15/2040	3,600,000	2,889,858
5.40%, 09/15/2040	8,497,000	8,585,286
Ken Garff Automotive, LLC, 4.88%, 09/15/2028 (b)	16,197,000	16,052,486
Lithia Motors, Inc.
3.88%, 06/01/2029 (b)	8,772,000	8,412,638
4.38%, 01/15/2031 (b)	7,000,000	6,637,315
Penske Automotive Group, Inc., 3.75%, 06/15/2029	9,450,000	9,062,093
		104,389,790

Technology Hardware, Storage & Peripherals - 0.2%
Dell International, LLC / EMC Corp.
8.10%, 07/15/2036	14,160,000	16,980,974
3.38%, 12/15/2041	7,600,000	5,849,505
		22,830,479

Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (b)	7,200,000	6,786,276

Trading Companies & Distributors - 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (b)	4,000,000	4,156,091
Herc Holdings, Inc.
6.63%, 06/15/2029 (b)	2,000,000	2,049,958
7.00%, 06/15/2030 (b)	1,000,000	1,039,605
5.75%, 03/15/2031 (b)	150,000	150,362

United Rentals North America, Inc., 3.75%, 01/15/2032	5,100,000	4,718,984
		12,115,000
TOTAL CORPORATE BONDS (Cost $2,129,120,322)		2,114,999,190

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 16.2%	Par	Value
Arbor Multifamily Mortgage Securities Trust
Series 2021-MF2, Class C, 2.81%, 06/15/2054 (b)(c)	4,300,000	3,766,683
Series 2021-MF3, Class B, 2.51%, 10/15/2054 (b)	2,000,000	1,728,462
Series 2022-MF4, Class B, 3.28%, 02/15/2055 (b)(c)	10,302,000	9,238,672
Series 2022-MF4, Class C, 3.28%, 02/15/2055 (b)(c)	1,000,000	885,776
Series 2022-MF4, Class XD, 1.28%, 02/15/2055 (b)(c)(g)	19,700,000	1,243,218
Arbor Realty Trust, Inc.
Series 2020-MF1, Class AS, 3.06%, 05/15/2053 (b)(c)	4,650,000	4,331,597
Series 2020-MF1, Class B, 3.60%, 05/15/2053 (b)(c)	4,500,000	4,228,359
BANK
Series 2018-BN10, Class D, 2.60%, 02/15/2061 (b)	2,000,000	1,726,433
Series 2019-BN16, Class XA, 0.93%, 02/15/2052 (c)(g)	69,683,638	1,308,436
Series 2019-BN17, Class XB, 0.56%, 04/15/2052 (c)(g)	123,653,000	1,853,979
Series 2019-BN17, Class XD, 1.59%, 04/15/2052 (b)(c)(g)	11,541,000	445,221
Series 2019-BN19, Class A2, 2.93%, 08/15/2061	1,938,030	1,855,190
Series 2019-BN21, Class XD, 1.09%, 10/17/2052 (b)(c)(g)	18,699,333	609,686
Series 2019-BN23, Class B, 3.46%, 12/15/2052	3,350,000	2,966,916
Series 2019-BN23, Class C, 3.50%, 12/15/2052 (c)	8,713,000	7,371,216
Series 2019-BN23, Class XB, 0.17%, 12/15/2052 (c)(g)	238,421,000	1,543,967
Series 2019-BN24, Class XB, 0.18%, 11/15/2062 (c)(g)	174,693,000	1,318,478
Series 2020-BN25, Class B, 3.04%, 01/15/2063 (c)	7,401,500	6,631,575
Series 2020-BN25, Class XA, 0.87%, 01/15/2063 (c)(g)	155,011,550	3,850,812
Series 2020-BN26, Class A2, 2.04%, 03/15/2063	4,140,858	4,025,293
Series 2020-BN26, Class XB, 0.59%, 03/15/2063 (c)(g)	226,593,000	4,810,116
Series 2020-BN28, Class B, 2.34%, 03/15/2063	1,938,000	1,676,148
Series 2020-BN28, Class XB, 0.98%, 03/15/2063 (c)(g)	29,969,467	1,143,059
Series 2020-BN29, Class AS, 2.21%, 11/15/2053	3,930,532	3,428,102
Series 2020-BN29, Class B, 2.42%, 11/15/2053	3,955,000	3,406,080
Series 2020-BN29, Class C, 3.03%, 11/15/2053 (c)	9,440,000	8,073,144
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (b)	3,750,000	2,939,617
Series 2020-BN29, Class XB, 0.66%, 11/15/2053 (c)(g)	132,417,000	3,398,747
Series 2020-BN30, Class B, 2.45%, 12/15/2053 (c)	1,090,000	928,212
Series 2020-BN30, Class C, 2.76%, 12/15/2053 (c)	5,450,000	4,506,026
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (b)(c)	9,150,000	7,144,057
Series 2021-BN32, Class AS, 2.86%, 04/15/2054 (c)	500,000	444,648
Series 2021-BN32, Class C, 3.24%, 04/15/2054 (c)	800,000	687,608
Series 2021-BN32, Class D, 2.50%, 04/15/2054 (b)(c)	5,000,000	3,984,980
Series 2021-BN32, Class XB, 0.25%, 04/15/2054 (c)(g)	152,569,000	1,686,345
Series 2021-BN34, Class AS, 2.57%, 06/15/2063	1,500,000	1,301,739
Series 2021-BN34, Class B, 2.75%, 06/15/2063 (c)	8,000,000	6,669,309
Series 2021-BN34, Class XA, 0.96%, 06/15/2063 (c)(g)	94,542,040	3,139,977
Series 2021-BN35, Class B, 2.53%, 06/15/2064	6,365,000	5,443,295
Series 2021-BN35, Class C, 2.90%, 06/15/2064 (c)	8,755,000	7,363,594
Series 2021-BN35, Class XA, 1.02%, 06/15/2064 (c)(g)	101,241,912	3,854,067
Series 2021-BN38, Class XA, 0.81%, 12/15/2064 (c)(g)	39,948,758	1,442,801
Series 2022-BN40, Class D, 2.50%, 03/15/2064 (b)	3,955,000	2,974,144
Series 2023-BN45, Class XD, 2.31%, 02/15/2056 (b)(c)(g)	22,611,000	2,848,156
Series 2024-BN47, Class XA, 0.82%, 06/15/2057 (c)(g)	64,977,128	3,358,466
Series 2024-BN47, Class XB, 0.40%, 06/15/2057 (c)(g)	220,695,000	6,162,731
Series 2024-BN48, Class XB, 0.67%, 10/15/2057 (c)(g)	228,218,000	10,904,119
Series 2025-BN49, Class AS, 6.03%, 03/15/2058 (c)	7,000,000	7,241,875
Series 2025-BN49, Class ASB, 5.64%, 03/15/2058	10,000,000	10,380,540
Series 2025-BN49, Class XA, 0.62%, 03/15/2058 (c)(g)	149,551,610	6,735,266
Series 2025-BN50, Class AS, 5.88%, 05/15/2068 (c)	6,976,000	7,261,696

Series 2025-BN51, Class AS, 5.54%, 12/25/2067	10,000,000	10,095,631
BANK5
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056	9,986,958	10,241,481
Series 2023-5YR3, Class B, 7.32%, 09/15/2056 (c)	14,105,000	14,704,653
Series 2023-5YR4, Class AS, 7.27%, 12/15/2056 (c)	7,500,000	7,868,242
Series 2024-5YR10, Class AS, 5.64%, 10/15/2057	11,660,000	11,786,357
Series 2024-5YR10, Class B, 6.14%, 10/15/2057 (c)	5,000,000	5,086,262
Series 2024-5YR10, Class XA, 1.19%, 10/15/2057 (c)(g)	80,750,245	2,755,295
Series 2024-5YR11, Class AS, 6.14%, 11/15/2057	4,250,000	4,362,758
Series 2024-5YR12, Class AS, 6.12%, 12/15/2057 (c)	11,045,000	11,337,747
Series 2024-5YR6, Class XA, 0.74%, 05/15/2057 (b)(c)(g)	112,604,896	2,222,719
Series 2024-5YR7, Class AS, 6.49%, 06/15/2057 (c)	7,000,000	7,263,466
Series 2024-5YR7, Class XA, 1.33%, 06/15/2057 (c)(g)	142,361,037	4,935,558
Series 2024-5YR8, Class B, 6.68%, 08/15/2057 (c)	8,900,000	9,235,033
Series 2024-5YR8, Class C, 6.78%, 08/15/2057 (c)	6,000,000	6,079,924
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057 (c)	11,200,000	11,541,515
Series 2025-5YR13, Class AS, 6.10%, 01/15/2058 (c)	10,000,000	10,217,474
Series 2025-5YR13, Class XA, 1.06%, 01/15/2058 (b)(c)(g)	89,926,648	3,113,036
Series 2025-5YR14, Class AS, 6.07%, 04/15/2058 (c)	7,000,000	7,201,278
Series 2025-5YR14, Class XA, 0.98%, 04/15/2058 (c)(g)	66,508,613	2,236,671
BANK5 Trust
Series 2024-5YR8, Class D, 4.00%, 08/15/2057 (b)	1,000,000	911,149
Series 2025-5YR14, Class C, 6.46%, 04/15/2058 (c)	5,616,000	5,663,977
Series 2025-5YR14, Class D, 4.25%, 04/15/2058 (b)	3,600,000	3,196,134
Series 2025-5YR15, Class XA, 1.22%, 07/15/2058 (c)(g)	41,950,417	1,858,773
Series 2025-5YR16, Class XA, 1.07%, 08/15/2063 (c)(g)	74,222,362	2,961,428
Series 2025-5YR17, Class B, 5.99%, 11/15/2058 (c)	8,037,000	8,163,769
Series 2025-5YR17, Class C, 5.89%, 11/15/2058 (c)	6,943,000	6,883,316
Series 2025-5YR17, Class XA, 1.19%, 11/15/2058 (c)(g)	130,795,431	5,834,850
Series 2025-5YR18, Class AS, 5.47%, 12/15/2058 (c)	5,000,000	5,019,387
Series 2025-5YR18, Class B, 5.72%, 12/15/2058 (c)	7,000,000	7,027,108
Series 2025-5YR18, Class XA, 1.05%, 12/15/2058 (c)(g)	74,894,714	3,121,365
Series 2025-5YR19, Class B, 5.81%, 12/15/2058 (c)	15,000,000	15,191,931
Series 2026-5YR20, Class AS, 5.34%, 02/15/2059	4,500,000	4,525,046
Series 2026-5YR20, Class C, 6.04%, 02/15/2059 (c)	5,000,000	5,001,392
Series 2026-5YR20, Class XA, 1.31%, 02/15/2059 (c)(g)	84,996,532	4,523,243
Series 2026-5YR21, Class XA, 0.78%, 04/15/2059 (c)(g)	113,089,705	3,848,669
Series 2026-5YR22, Class AS, 6.02%, 06/15/2059	7,500,000	7,766,578
Series 2026-5YR22, Class B, 6.18%, 06/15/2059 (c)	3,000,000	3,108,442
Series 2026-5YR22, Class C, 5.96%, 06/15/2059 (c)	4,700,000	4,731,910
BBCMS Trust
Series 2020-C6, Class XA, 1.02%, 02/15/2053 (c)(g)	86,902,696	2,592,186
Series 2020-C6, Class XB, 0.65%, 02/15/2053 (c)(g)	59,000,000	1,365,189
Series 2020-C7, Class XA, 1.59%, 04/15/2053 (c)(g)	20,884,313	805,456
Series 2020-C7, Class XB, 0.96%, 04/15/2053 (c)(g)	17,140,000	587,199
Series 2021-C10, Class XA, 1.19%, 07/15/2054 (c)(g)	69,079,194	3,090,576
Series 2021-C10, Class XB, 0.99%, 07/15/2054 (c)(g)	74,931,500	3,287,560
Series 2021-C11, Class C, 2.78%, 09/15/2054	1,500,000	1,253,889
Series 2021-C11, Class XB, 0.95%, 09/15/2054 (c)(g)	29,540,000	1,344,221
Series 2021-C12, Class B, 2.76%, 11/15/2054	9,000,000	7,419,977
Series 2021-C12, Class XA, 0.92%, 11/15/2054 (c)(g)	98,386,253	3,410,569
Series 2021-C12, Class XB, 0.58%, 11/15/2054 (c)(g)	59,992,000	1,829,978
Series 2021-C9, Class AS, 2.53%, 02/15/2054	8,500,000	7,514,453
Series 2021-C9, Class XB, 0.97%, 02/15/2054 (c)(g)	68,467,000	2,753,955
Series 2022-C14, Class XA, 0.68%, 02/15/2055 (c)(g)	95,880,485	2,771,473
Series 2022-C14, Class XB, 0.25%, 02/15/2055 (c)(g)	166,823,000	3,128,181
Series 2022-C15, Class XD, 1.32%, 04/15/2055 (b)(c)(g)	25,000,000	1,818,192
Series 2022-C17, Class XA, 1.15%, 09/15/2055 (c)(g)	64,688,813	3,750,871
Series 2022-C17, Class XB, 0.48%, 09/15/2055 (c)(g)	52,655,000	1,784,978
Series 2023-C19, Class A2B, 5.75%, 04/15/2056	10,000,000	10,101,010

Series 2023-C21, Class A2, 6.30%, 09/15/2056 (c)	9,580,817	9,813,863
Series 2024-5C27, Class XA, 0.82%, 07/15/2057 (b)(c)(g)	58,623,549	1,242,151
Series 2024-5C29, Class AS, 5.63%, 09/15/2057	10,000,000	10,135,504
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	5,000,000	5,127,259
Series 2024-5C31, Class AS, 5.85%, 12/15/2057 (c)	11,500,000	11,726,368
Series 2024-5C31, Class XA, 1.06%, 12/15/2057 (c)(g)	80,275,204	2,621,836
Series 2024-5C31, Class XB, 0.72%, 12/15/2057 (b)(c)(g)	169,223,000	4,245,213
Series 2024-C24, Class XA, 1.62%, 02/15/2057 (c)(g)	62,954,483	5,474,616
Series 2024-C24, Class XB, 1.33%, 02/15/2057 (c)(g)	32,630,000	2,668,273
Series 2024-C26, Class XA, 1.01%, 05/15/2057 (c)(g)	115,924,385	7,700,242
Series 2024-C28, Class AS, 5.84%, 09/15/2057 (c)	5,000,000	5,133,214
Series 2024-C28, Class XA, 1.11%, 09/15/2057 (c)(g)	36,326,103	2,551,255
Series 2024-C28, Class XB, 0.61%, 09/15/2057 (b)(c)(g)	154,907,000	7,021,098
Series 2024-C30, Class XA, 0.86%, 11/15/2057 (c)(g)	113,989,135	6,576,535
Series 2025-5C33, Class AS, 6.17%, 03/15/2058 (c)	15,030,000	15,500,609
Series 2025-5C33, Class XA, 0.82%, 03/15/2058 (c)(g)	100,969,246	2,749,988
Series 2025-5C36, Class AS, 5.84%, 08/15/2058 (c)	8,000,000	8,197,469
Series 2025-5C36, Class XA, 1.07%, 08/15/2058 (c)(g)	74,745,361	2,937,822
Series 2025-5C37, Class XA, 1.66%, 09/15/2058 (c)(g)	81,966,491	4,947,784
Series 2025-C32, Class AS, 5.93%, 02/15/2062	10,000,000	10,375,096
Series 2025-C32, Class XA, 1.12%, 02/15/2062 (c)(g)	63,986,443	4,940,444
Series 2025-C32, Class XB, 0.76%, 02/15/2062 (b)(c)(g)	76,851,000	4,399,766
Series 2025-C35, Class AS, 5.84%, 07/15/2058 (c)	5,000,000	5,129,493
Series 2025-C35, Class XA, 0.65%, 07/15/2058 (c)(g)	128,427,257	6,230,790
Series 2025-C35, Class XD, 1.67%, 07/15/2058 (b)(c)(g)	12,022,000	1,455,024
Series 2025-C39, Class A5, 5.30%, 12/15/2058	5,000,000	5,075,178
Series 2025-C39, Class AS, 5.49%, 12/15/2058	5,000,000	5,027,280
Series 2025-C39, Class XB, 0.48%, 12/15/2058 (b)(c)(g)	37,848,000	1,431,321
Series 2026-5C40, Class XA, 1.23%, 02/15/2059 (c)(g)	68,809,786	3,477,289
Series 2026-5C41, Class AS, 5.76%, 05/15/2069 (c)	7,700,000	7,892,722
Benchmark Mortgage Trust
Series 2019-B12, Class XB, 0.38%, 08/15/2052 (b)(c)(g)	93,260,000	1,023,267
Series 2019-B13, Class XB, 0.36%, 08/15/2057 (b)(c)(g)	82,774,000	948,607
Series 2019-B13, Class XD, 1.46%, 08/15/2057 (b)(c)(g)	12,071,000	494,969
Series 2019-B9, Class XA, 1.00%, 03/15/2052 (c)(g)	26,553,874	564,588
Series 2019-B9, Class XD, 1.99%, 03/15/2052 (b)(c)(g)	11,513,000	512,493
Series 2020-B16, Class XA, 1.03%, 02/15/2053 (c)(g)	114,066,161	2,867,988
Series 2020-B16, Class XB, 0.29%, 02/15/2053 (b)(c)(g)	70,467,000	563,574
Series 2020-B20, Class XB, 0.51%, 10/15/2053 (c)(g)	79,394,000	1,579,337
Series 2021-B23, Class XA, 1.25%, 02/15/2054 (c)(g)	64,361,805	2,701,323
Series 2021-B23, Class XB, 0.91%, 02/15/2054 (b)(c)(g)	105,441,000	4,115,478
Series 2021-B24, Class XA, 1.08%, 03/15/2054 (c)(g)	62,051,982	2,231,948
Series 2021-B24, Class XB, 0.56%, 03/15/2054 (c)(g)	99,123,000	2,674,576
Series 2021-B25, Class XA, 1.04%, 04/15/2054 (c)(g)	76,048,484	2,953,267
Series 2021-B25, Class XB, 0.65%, 04/15/2054 (c)(g)	93,350,000	2,786,059
Series 2021-B26, Class B, 2.56%, 06/15/2054 (c)	8,850,000	7,338,904
Series 2021-B26, Class C, 2.86%, 06/15/2054 (c)	1,650,000	1,282,752
Series 2021-B26, Class D, 2.00%, 06/15/2054 (b)	2,250,000	1,596,580
Series 2021-B26, Class XD, 1.35%, 06/15/2054 (b)(c)(g)	10,836,000	661,250
Series 2021-B27, Class B, 2.36%, 07/15/2054	6,000,000	4,794,563
Series 2021-B27, Class C, 2.70%, 07/15/2054	2,000,000	1,391,958
Series 2021-B27, Class D, 2.00%, 07/15/2054 (b)	5,000,000	3,202,510
Series 2021-B27, Class XA, 1.23%, 07/15/2054 (c)(g)	50,264,189	2,146,210
Series 2021-B27, Class XD, 1.48%, 07/15/2054 (b)(c)(g)	28,014,000	1,834,665
Series 2021-B28, Class XA, 1.22%, 08/15/2054 (c)(g)	106,582,634	4,819,166
Series 2021-B28, Class XB, 0.94%, 08/15/2054 (c)(g)	32,491,000	1,448,452
Series 2021-B29, Class B, 2.45%, 09/15/2054	1,089,000	913,741
Series 2021-B29, Class C, 2.75%, 09/15/2054 (c)	8,874,000	7,240,956
Series 2021-B29, Class D, 2.00%, 09/15/2054 (b)	6,000,000	4,337,721
Series 2021-B29, Class XD, 1.29%, 09/15/2054 (b)(c)(g)	27,615,000	1,573,481

Series 2021-B30, Class C, 2.87%, 11/15/2054 (c)	8,181,000	6,305,350
Series 2021-B30, Class E, 2.00%, 11/15/2054 (b)	2,250,000	1,086,942
Series 2021-B30, Class XB, 0.59%, 11/15/2054 (b)(c)(g)	83,683,000	2,205,959
Series 2021-B30, Class XD, 1.29%, 11/15/2054 (b)(c)(g)	18,582,000	1,089,682
Series 2021-B31, Class XA, 0.76%, 12/15/2054 (c)(g)	141,789,120	4,453,851
Series 2021-B31, Class XB, 0.43%, 12/15/2054 (b)(c)(g)	124,409,000	2,908,272
Series 2021-B31, Class XD, 1.14%, 12/15/2054 (b)(c)(g)	31,991,000	1,813,592
Series 2022-B32, Class AS, 3.41%, 01/15/2055 (c)	10,000,000	8,768,818
Series 2022-B32, Class XD, 1.52%, 01/15/2055 (b)(c)(g)	39,202,000	2,591,182
Series 2022-B33, Class XD, 1.61%, 03/15/2055 (b)(c)(g)	21,919,000	1,653,988
Series 2023-B38, Class A2, 5.63%, 04/15/2056	12,000,000	12,119,038
Series 2024-V10, Class AS, 5.73%, 09/15/2057 (c)	10,000,000	10,165,600
Series 2024-V10, Class XA, 1.31%, 09/15/2057 (c)(g)	62,992,488	2,328,788
Series 2024-V11, Class AM, 6.20%, 11/15/2057 (c)	10,000,000	10,245,900
Series 2024-V12, Class A3, 5.74%, 12/15/2057	6,000,000	6,174,776
Series 2024-V12, Class AS, 6.03%, 12/15/2057 (c)	10,000,000	10,239,026
Series 2024-V6, Class XA, 1.33%, 03/15/2057 (c)(g)	117,195,644	3,719,591
Series 2024-V8, Class AM, 6.63%, 07/15/2057 (c)	5,140,000	5,358,251
Series 2024-V9, Class AS, 6.06%, 08/15/2057 (c)	10,000,000	10,241,111
Series 2025-B41, Class AS, 5.75%, 07/15/2068	5,250,000	5,372,096
Series 2025-B41, Class XA, 1.00%, 07/15/2068 (c)(g)	84,684,924	6,127,268
Series 2025-V13, Class AS, 6.13%, 02/15/2058 (c)	15,000,000	15,459,003
Series 2025-V13, Class XA, 0.91%, 02/15/2058 (c)(g)	100,000,000	2,729,560
Series 2025-V14, Class AM, 6.09%, 04/15/2057 (c)	10,000,000	10,295,457
Series 2025-V14, Class XA, 0.77%, 04/15/2057 (c)(g)	181,802,668	4,746,013
Series 2025-V15, Class AS, 6.17%, 06/15/2058	6,000,000	6,196,142
Series 2025-V15, Class B, 6.43%, 06/15/2058	10,000,000	10,320,540
Series 2025-V15, Class XA, 1.12%, 06/15/2058 (c)(g)	94,512,365	3,734,864
Series 2025-V16, Class AS, 5.86%, 08/15/2058 (c)	10,000,000	10,275,476
Series 2025-V16, Class XA, 0.96%, 08/15/2058 (c)(g)	104,587,410	3,636,787
Series 2025-V17, Class XA, 1.51%, 09/15/2058 (c)(g)	72,280,000	4,058,464
Series 2025-V18, Class XA, 1.26%, 10/15/2058 (b)(c)(g)	146,967,963	7,127,344
Series 2025-V19, Class B, 5.90%, 01/15/2058 (c)	5,750,000	5,840,145
Series 2026-B42, Class AS, 5.33%, 03/15/2059	10,000,000	9,938,703
Series 2026-B42, Class XA, 1.07%, 03/15/2059 (c)(g)	58,193,485	4,579,484
Series 2026-B42, Class XB, 0.76%, 03/15/2059 (c)(g)	54,848,000	3,387,703
Series 2026-B43, Class AS, 5.79%, 04/15/2063 (c)	5,000,000	5,137,335
Series 2026-B43, Class B, 6.04%, 04/15/2063 (c)	5,000,000	5,128,797
Series 2026-B43, Class XA, 1.24%, 04/15/2063 (c)(g)	52,570,510	3,717,129
Series 2026-V20, Class AM, 5.44%, 02/15/2059	4,250,000	4,297,679
Series 2026-V20, Class XA, 1.22%, 02/15/2059 (c)(g)	68,555,764	3,477,169
Series 2026-V22, Class AS, 5.78%, 05/15/2059	9,705,000	9,936,812
BMO Mortgage Trust
Series 2022-C1, Class AS, 3.68%, 02/15/2055 (c)	8,000,000	7,334,441
Series 2022-C1, Class C, 3.62%, 02/17/2055 (c)	2,000,000	1,711,421
Series 2022-C1, Class XD, 1.76%, 02/17/2055 (b)(c)(g)	30,550,000	2,657,624
Series 2023-C5, Class A2, 6.52%, 06/15/2056	9,526,382	9,689,747
Series 2023-C7, Class XA, 0.81%, 12/15/2056 (b)(c)(g)	99,277,445	4,319,065
Series 2024-5C3, Class XA, 1.12%, 02/15/2057 (c)(g)	101,186,583	2,525,789
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (c)	5,500,000	5,557,597
Series 2024-C10, Class XB, 0.22%, 11/15/2057 (c)(g)	135,745,000	3,156,750
Series 2024-C9, Class XA, 0.86%, 07/15/2057 (c)(g)	49,890,183	2,944,823
Series 2024-C9, Class XB, 0.42%, 07/15/2057 (c)(g)	181,757,000	5,492,460
Series 2025-5C10, Class XA, 1.35%, 05/15/2058 (c)(g)	72,216,725	3,252,194
Series 2025-5C11, Class AS, 5.94%, 07/15/2058	6,000,000	6,131,293
Series 2025-5C11, Class XA, 1.11%, 07/15/2058 (c)(g)	61,959,512	2,538,816
Series 2025-5C11, Class XD, 2.17%, 07/15/2058 (b)(c)(g)	23,390,000	1,859,411
Series 2025-5C12, Class XA, 1.44%, 10/15/2058 (c)(g)	108,969,538	6,017,374
Series 2025-C11, Class AS, 5.98%, 02/15/2058	5,174,000	5,388,519
Series 2025-C11, Class ASB, 5.68%, 02/15/2058	4,500,000	4,693,361

Series 2025-C11, Class XA, 1.10%, 02/15/2058 (c)(g)	130,955,645	9,948,019
Series 2025-C13, Class AS, 5.69%, 10/15/2058	7,500,000	7,630,068
Series 2025-C13, Class XA, 1.01%, 10/15/2058 (c)(g)	118,237,519	8,852,065
Series 2026-5C14, Class AS, 5.54%, 03/15/2059	7,250,000	7,333,636
Series 2026-5C14, Class XA, 1.18%, 03/15/2059 (c)(g)	126,901,093	6,264,206
Series 2026-C14, Class XA, 1.13%, 02/15/2059 (c)(g)	49,271,992	3,904,712
Bombardier Capital Mortgage Securitization Corp.
Series 2025-5C6, Class B, 5.98%, 10/15/2058 (c)	6,747,000	6,868,864
Series 2025-5C6, Class C, 5.83%, 10/15/2058 (c)	2,463,000	2,406,343
Series 2025-5C6, Class XA, 1.36%, 10/15/2058 (c)(g)	87,145,580	4,411,867
Series 2025-5C7, Class AS, 5.50%, 12/15/2058	10,000,000	10,129,558
BRCK Trust 2025-830B, Series 2025-830B, Class A, 4.80%, 12/10/2042 (b)(c)	10,000,000	9,917,592
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035 (g)	26,803,985	1,029,005
Series 2021-3, Class X, 0.79%, 08/20/2036 (g)	24,539,036	1,009,291
Cantor Commercial Real Estate Lending LP, Series 2019-CF2, Class XB, 0.61%, 11/15/2052 (c)(g)	134,736,000	2,462,556
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class XB, 0.28%, 11/15/2050 (c)(g)	40,062,667	198,066
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/2040 (b)(c)	2,500,000	2,486,498
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class C, 4.84%, 05/10/2049 (c)	7,910,977	7,865,116
Series 2016-C2, Class B, 3.18%, 08/10/2049	9,403,500	9,360,387
Series 2016-P6, Class B, 4.15%, 12/10/2049 (c)	6,835,000	6,319,657
Series 2017-B1, Class XB, 0.14%, 08/15/2050 (c)(g)	38,016,000	82,282
Series 2017-C4, Class XA, 0.97%, 10/12/2050 (c)(g)	29,624,248	284,950
Series 2017-C4, Class XB, 0.27%, 10/12/2050 (c)(g)	42,746,500	152,207
Series 2017-P7, Class XB, 0.59%, 04/14/2050 (c)(g)	45,124,000	163,344
Series 2018-B2, Class XB, 0.36%, 03/10/2051 (c)(g)	49,202,000	355,480
Series 2018-C5, Class XB, 0.32%, 06/10/2051 (b)(c)(g)	28,400,000	196,466
Series 2019-C7, Class B, 3.67%, 12/15/2072 (c)	10,000,000	9,290,087
Series 2019-C7, Class XA, 0.81%, 12/15/2072 (c)(g)	67,279,493	1,711,893
Series 2019-C7, Class XB, 0.26%, 12/15/2072 (b)(c)(g)	50,711,000	489,899
Series 2019-C7, Class XD, 1.17%, 12/15/2072 (b)(c)(g)	39,933,000	1,514,603
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	10,339,000	9,536,600
Series 2019-GC41, Class XA, 1.00%, 08/10/2056 (c)(g)	98,546,511	2,546,570
Series 2020-GC46, Class XA, 0.96%, 02/15/2053 (c)(g)	82,274,547	2,396,485
Series 2020-GC46, Class XB, 0.30%, 02/15/2053 (b)(c)(g)	92,457,000	1,146,753
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD3, Class XB, 0.58%, 02/10/2050 (c)(g)	61,857,000	262,812
Commercial Mortgage Pass Through Certificates
Series 2019-GC44, Class XD, 1.01%, 08/15/2057 (b)(c)(g)	19,460,000	629,150
Series 2024-277P, Class A, 6.34%, 08/10/2044 (b)	8,000,000	8,309,323
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (b)(c)	7,525,000	7,536,078
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XD, 0.50%, 04/15/2050 (b)(c)(g)	62,192,000	11,251
Series 2016-C5, Class XD, 1.00%, 11/15/2048 (b)(c)(g)	46,821,000	2,500
Series 2017-C8, Class XB, 0.34%, 06/15/2050 (c)(g)	74,773,000	199,816
Series 2019-C17, Class XA, 1.31%, 09/15/2052 (c)(g)	74,872,853	2,364,043
Series 2019-C18, Class C, 3.91%, 12/15/2052 (c)	9,668,000	8,925,209
Series 2019-C18, Class D, 2.50%, 12/15/2052 (b)	3,925,000	3,310,590
Series 2019-C18, Class XA, 0.99%, 12/15/2052 (c)(g)	90,150,944	2,443,271
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class B, 3.26%, 11/05/2034 (b)	6,608,000	4,128,035
Series 2016-GS3, Class B, 3.40%, 10/10/2049 (c)	10,417,000	10,306,937
Series 2017-GS8, Class XB, 0.36%, 11/10/2050 (c)(g)	44,642,000	217,402
Series 2018-GS10, Class XD, 1.43%, 07/10/2051 (b)(c)(g)	24,049,000	701,189
Series 2019-GC38, Class XD, 1.89%, 02/10/2052 (b)(c)(g)	20,916,000	928,731
Series 2019-GC39, Class XB, 0.60%, 05/10/2052 (c)(g)	69,588,000	1,231,909
Series 2019-GC39, Class XD, 1.59%, 05/10/2052 (b)(c)(g)	24,645,000	1,038,937
Series 2019-GSA1, Class XA, 0.80%, 11/10/2052 (c)(g)	68,912,462	1,521,477
Series 2020-GSA2, Class XB, 0.91%, 12/12/2053 (b)(c)(g)	73,324,000	2,774,294
JP Morgan Chase Commercial Mortgage Securities Trust

Series 2007-CB20, Class X1, 0.00%, 02/12/2051 (b)(c)(g)	40,189	4
Series 2017-JP6, Class XB, 0.62%, 07/15/2050 (c)(g)	68,830,000	323,873
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XD, 0.50%, 11/15/2048 (b)(c)(g)	23,066,000	600
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class B, 3.64%, 12/15/2049 (c)	5,500,000	5,167,398
Mcp Holding Co. LLC, Series 2015-GC30, Class B, 3.96%, 05/10/2050 (c)	5,095,628	4,944,316
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class XB, 0.40%, 10/15/2054 (c)(g)	143,080,000	3,157,776
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C31, Class XD, 1.25%, 11/15/2049 (b)(c)(g)	21,212,500	50,802
Series 2017-C34, Class B, 4.11%, 11/15/2052 (c)	11,524,000	10,801,832
Series 2017-C34, Class D, 2.70%, 11/15/2052 (b)	4,953,000	3,870,241
Series 2025-5C1, Class AS, 6.01%, 03/15/2058 (c)	2,396,000	2,460,371
Series 2025-C35, Class AS, 5.97%, 08/15/2058 (c)	10,000,000	10,381,182
Series 2025-C35, Class ASB, 5.49%, 08/15/2058	4,443,000	4,580,610
Series 2025-C35, Class XA, 0.95%, 08/15/2058 (c)(g)	105,477,551	7,170,195
Series 2025-C35, Class XD, 1.99%, 08/15/2058 (b)(c)(g)	18,091,000	2,611,700
Morgan Stanley Capital I Trust, Series 2016-BN2, Class XB, 0.52%, 11/15/2049 (c)(g)	58,680,000	123,322
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class B, 4.08%, 06/15/2050	1,720,000	1,684,383
Series 2017-H1, Class C, 4.28%, 06/15/2050 (c)	9,073,000	8,717,437
Series 2017-H1, Class XD, 2.14%, 06/15/2050 (b)(c)(g)	8,725,000	165,423
Series 2017-HR2, Class B, 4.06%, 12/15/2050 (c)	6,000,000	5,830,096
Series 2017-HR2, Class C, 4.31%, 12/15/2050 (c)	10,576,000	10,128,013
Series 2018-H3, Class XB, 0.36%, 07/15/2051 (c)(g)	135,712,000	1,037,668
Series 2018-H3, Class XD, 1.86%, 07/15/2051 (b)(c)(g)	15,363,500	501,704
Series 2019-H7, Class C, 4.13%, 07/15/2052	10,401,000	9,627,441
Series 2019-H7, Class D, 3.00%, 07/15/2052 (b)	2,402,000	2,019,565
Series 2019-H7, Class XB, 0.63%, 07/15/2052 (c)(g)	130,723,000	2,454,167
Series 2019-L2, Class XB, 0.62%, 03/15/2052 (c)(g)	127,093,000	2,009,506
Series 2021-L5, Class B, 3.10%, 05/15/2054	11,402,000	10,232,076
Series 2021-L5, Class C, 3.16%, 05/15/2054	1,000,000	862,186
Series 2021-L5, Class D, 2.50%, 05/15/2054 (b)	3,500,000	2,629,635
Series 2021-L5, Class XB, 0.75%, 05/15/2054 (c)(g)	70,387,500	2,259,249
Series 2021-L6, Class B, 2.95%, 06/15/2054 (c)	7,500,000	6,442,483
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.92%, 12/15/2056 (c)(g)	25,337,006	1,329,952
New Hampshire Business Finance Authority, Series 2023-2, Class X, 0.75%, 01/20/2038 (c)(g)	32,000,331	1,555,536
TORY Commercial Mortgage Trust, Series 2026-HGTS, Class A, 4.91%, 01/13/2046 (b)(c)	10,000,000	9,838,453
UBS Commercial Mortgage Trust
Series 2017-C1, Class XB, 0.89%, 06/15/2050 (c)(g)	13,000,000	85,188
Series 2017-C6, Class XB, 0.57%, 12/15/2050 (c)(g)	63,420,500	442,980
Series 2017-C7, Class XB, 0.35%, 12/15/2050 (c)(g)	170,396,000	1,107,250
Series 2018-C12, Class XA, 0.83%, 08/15/2051 (c)(g)	37,750,743	559,458
Series 2018-C12, Class XB, 0.26%, 08/15/2051 (c)(g)	139,858,000	865,232
Series 2018-C13, Class XB, 0.27%, 10/15/2051 (c)(g)	128,678,000	952,809
Series 2018-C13, Class XD, 2.00%, 10/15/2051 (b)(c)(g)	16,442,000	663,670
Series 2018-C14, Class XB, 0.27%, 12/15/2051 (c)(g)	114,392,000	919,266
Series 2019-C17, Class XB, 0.84%, 10/15/2052 (c)(g)	128,213,000	3,330,384
Series 2019-C18, Class AS, 3.38%, 12/15/2052 (c)	9,000,000	8,333,759
UBS-Barclays Commercial Mortgage Trust
Series 2019-C3, Class XB, 0.76%, 05/15/2052 (c)(g)	56,340,000	1,203,997
Series 2019-C4, Class XB, 1.11%, 08/15/2052 (c)(g)	43,170,000	1,356,004
Series 2019-C5, Class XB, 0.31%, 11/15/2052 (c)(g)	174,774,000	1,716,490
Series 2019-C5, Class XD, 1.29%, 11/15/2052 (b)(c)(g)	12,996,000	505,982
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035 (c)(g)	19,472,405	685,039
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class C, 4.49%, 12/15/2049 (c)	11,213,000	11,075,083
Series 2016-C37, Class D, 3.19%, 12/15/2049 (b)(c)	8,200,000	7,459,542
Series 2016-LC24, Class XB, 0.91%, 10/15/2049 (c)(g)	66,264,075	85,613
Series 2017-C40, Class B, 4.23%, 10/15/2050 (c)	2,000,000	1,922,591
Series 2017-C40, Class C, 4.29%, 10/15/2050 (c)	1,670,000	1,569,040
Series 2017-C42, Class XB, 0.30%, 12/15/2050 (c)(g)	116,750,000	618,004

Series 2017-RB1, Class XB, 0.69%, 03/15/2050 (c)(g)	69,254,209	352,047
Series 2018-C43, Class C, 4.51%, 03/15/2051 (c)	4,033,000	3,793,852
Series 2018-C45, Class AS, 4.41%, 06/15/2051 (c)	2,740,000	2,696,758
Series 2018-C45, Class B, 4.56%, 06/16/2051	3,477,000	3,346,223
Series 2018-C45, Class C, 4.73%, 06/15/2051	4,004,000	3,806,076
Series 2018-C47, Class AS, 4.67%, 09/15/2061 (c)	8,000,000	7,923,985
Series 2018-C47, Class XB, 0.14%, 09/15/2061 (c)(g)	164,144,000	682,626
Series 2018-C48, Class B, 4.90%, 01/15/2052 (c)	5,000,000	4,841,220
Series 2018-C48, Class XB, 0.25%, 01/15/2052 (c)(g)	138,642,000	983,194
Series 2019-C49, Class B, 4.55%, 03/15/2052	11,065,000	10,672,221
Series 2019-C49, Class C, 4.87%, 03/15/2052 (c)	3,863,000	3,712,851
Series 2019-C49, Class D, 3.00%, 03/15/2052 (b)	3,250,000	2,650,171
Series 2019-C49, Class XB, 0.59%, 03/15/2052 (c)(g)	125,812,000	1,940,675
Series 2019-C50, Class XB, 0.87%, 05/15/2052 (c)(g)	36,427,311	838,965
Series 2019-C51, Class XB, 0.62%, 06/15/2052 (c)(g)	130,394,000	2,344,823
Series 2019-C52, Class C, 3.56%, 08/15/2052	7,073,000	6,012,561
Series 2019-C52, Class XA, 1.56%, 08/15/2052 (c)(g)	47,402,338	1,881,437
Series 2019-C52, Class XB, 1.08%, 08/15/2052 (c)(g)	113,763,146	3,553,335
Series 2019-C53, Class B, 3.51%, 10/15/2052 (c)	5,200,000	4,760,130
Series 2019-C53, Class C, 3.58%, 10/15/2052 (c)	3,275,000	2,906,596
Series 2019-C53, Class XB, 0.49%, 10/15/2052 (c)(g)	105,325,000	1,612,842
Series 2020-C55, Class XB, 0.79%, 02/15/2053 (c)(g)	58,030,370	1,859,281
Series 2020-C56, Class XB, 0.25%, 06/15/2053 (c)(g)	127,035,000	1,179,152
Series 2020-C57, Class C, 4.02%, 08/15/2053 (c)	6,715,000	6,182,077
Series 2020-C57, Class D, 2.50%, 08/15/2053 (b)	3,254,077	2,605,004
Series 2020-C57, Class XA, 2.04%, 08/15/2053 (c)(g)	21,249,145	1,349,435
Series 2020-C57, Class XB, 0.73%, 08/15/2053 (c)(g)	74,972,000	2,061,490
Series 2020-C58, Class XB, 1.09%, 07/15/2053 (c)(g)	109,974,000	4,717,368
Series 2021-C59, Class C, 3.28%, 04/15/2054	7,648,000	6,299,378
Series 2021-C59, Class XB, 0.90%, 04/15/2054 (c)(g)	65,782,000	2,532,982
Series 2021-C59, Class XD, 1.44%, 04/15/2054 (b)(c)(g)	40,274,000	2,400,834
Series 2021-C60, Class B, 2.73%, 08/15/2054	7,114,678	6,103,308
Series 2021-C60, Class C, 2.74%, 08/15/2054	4,550,000	3,719,715
Series 2021-C60, Class XA, 1.49%, 08/15/2054 (c)(g)	38,286,990	2,187,653
Series 2021-C60, Class XB, 1.08%, 08/15/2054 (c)(g)	40,551,000	2,046,873
Series 2021-C61, Class AS, 2.86%, 11/15/2054	5,400,000	4,751,719
Series 2021-C61, Class B, 3.11%, 11/15/2054	6,221,000	5,366,681
Series 2021-C61, Class XD, 1.39%, 11/15/2054 (b)(c)(g)	9,132,000	585,323
Series 2024-5C1, Class AS, 6.52%, 07/15/2057	6,000,000	6,216,332
Series 2024-5C2, Class AS, 6.14%, 11/15/2057 (c)	12,901,000	13,337,059
Series 2024-C63, Class XA, 1.00%, 08/15/2057 (c)(g)	70,493,838	4,703,871
Series 2024-C63, Class XB, 0.38%, 08/15/2057 (c)(g)	147,039,000	4,630,846
Series 2025-5C3, Class AS, 6.39%, 01/15/2058 (c)	5,000,000	5,201,223
Series 2025-5C3, Class B, 6.54%, 01/15/2058 (c)	1,500,000	1,553,282
Series 2025-5C4, Class AS, 6.09%, 05/15/2058	6,000,000	6,198,580
Series 2025-5C4, Class XA, 1.12%, 05/15/2058 (c)(g)	41,265,727	1,598,242
Series 2025-5C5, Class AS, 5.92%, 07/15/2058	10,000,000	10,261,142
Series 2025-C64, Class AS, 5.84%, 02/15/2058 (c)	14,500,000	14,856,681
Series 2025-C64, Class XA, 1.02%, 02/15/2058 (c)(g)	104,773,066	7,189,559
Series 2025-C64, Class XD, 2.12%, 02/15/2058 (b)(c)(g)	10,909,000	1,606,394
Series 2026-5C9, Class XA, 1.46%, 05/15/2059 (c)(g)	94,943,000	5,075,570
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-C65, Class AS, 5.67%, 10/15/2058 (c)	10,000,000	10,209,190
Series 2025-C65, Class XA, 1.10%, 10/15/2058 (c)(g)	73,218,700	5,799,909
Series 2026-C66, Class AS, 5.87%, 04/15/2059	5,000,000	5,184,374
Series 2026-C66, Class XA, 0.71%, 04/15/2059 (c)(g)	140,612,034	7,591,292
Series 2026-C66, Class XD, 2.00%, 04/15/2059 (b)(c)(g)	9,337,000	1,411,403
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,742,280,548)		1,680,588,835

U.S. TREASURY SECURITIES - 11.4%	Par	Value
United States Treasury Notes/Bonds
4.38%, 08/15/2043	195,000,000	182,351,660
4.75%, 02/15/2045	200,000,000	194,496,094
4.88%, 08/15/2045	55,000,000	54,241,602
4.63%, 02/15/2046	140,000,000	133,514,063
5.00%, 05/15/2046	50,000,000	50,066,407
United States Treasury Strip Principal
0.00%, 02/15/2042 (a)	100,000,000	46,211,890
0.00%, 05/15/2042 (a)	150,000,000	68,331,674
0.00%, 08/15/2042 (a)	150,000,000	67,280,823
0.00%, 11/15/2042 (a)	75,000,000	33,115,998
0.00%, 02/15/2043 (a)	150,000,000	65,230,653
0.00%, 05/15/2043 (a)	110,000,000	47,147,841
0.00%, 02/15/2044 (a)	150,000,000	61,508,181
0.00%, 05/15/2044 (a)	150,000,000	60,672,951
0.00%, 08/15/2044 (a)	150,000,000	59,778,066
0.00%, 11/15/2044 (a)	158,000,000	62,113,710
TOTAL U.S. TREASURY SECURITIES (Cost $1,215,283,482)		1,186,061,613

COLLATERALIZED LOAN OBLIGATIONS - 10.2%	Par	Value
Aimco CDO
Series 2019-10AR, Class D2R3, 0.00% (3 mo. Term SOFR + 3.80%), 07/22/2039 (b)	4,500,000	4,508,842
Series 2024-22A, Class D2R, 7.48% (3 mo. Term SOFR + 3.85%), 04/19/2039 (b)	2,500,000	2,500,000
Series 2026-27A, Class D2, 7.08% (3 mo. Term SOFR + 3.40%), 04/20/2039 (b)	1,000,000	996,392
Alinea CLO
Series 2018-1A, Class CR, 5.03% (3 mo. Term SOFR + 1.35%), 07/20/2031 (b)	6,720,000	6,722,540
Series 2018-1A, Class DR, 5.93% (3 mo. Term SOFR + 2.25%), 07/20/2031 (b)	3,000,000	3,013,638
Allegany Park CLO Ltd.
Series 2019-1A, Class BRR, 5.18% (3 mo. Term SOFR + 1.50%), 01/20/2035 (b)	10,000,000	10,003,620
Series 2019-1A, Class DRR, 6.53% (3 mo. Term SOFR + 2.85%), 01/20/2035 (b)	4,850,000	4,590,472
Allegro CLO Ltd., Series 2019-1A, Class ARR, 4.81% (3 mo. Term SOFR + 1.13%), 04/20/2032 (b)	253,017	253,091
Annisa CLO Ltd., Series 2016-2A, Class BRR, 5.18% (3 mo. Term SOFR + 1.50%), 07/20/2031 (b)	4,562,201	4,562,926
Apidos CLO
Series 2012-11A, Class BR4A, 5.33% (3 mo. Term SOFR + 1.65%), 04/17/2034 (b)	1,000,000	1,001,488
Series 2012-11A, Class ER4, 9.68% (3 mo. Term SOFR + 6.00%), 04/17/2034 (b)	4,500,000	4,527,063
Series 2018-29A, Class D1R, 6.77% (3 mo. Term SOFR + 3.10%), 07/25/2038 (b)	750,000	758,118
Series 2019-32A, Class B1R, 5.18% (3 mo. Term SOFR + 1.50%), 01/20/2033 (b)	7,160,000	7,172,258
Series 2020-34A, Class D2R2, 7.28% (3 mo. Term SOFR + 3.60%), 01/20/2039 (b)	4,000,000	3,999,668
Series 2021-36A, Class D2R, 7.28% (3 mo. Term SOFR + 3.60%), 01/20/2039 (b)	4,750,000	4,749,606
Series 2022-39A, Class D2R, 7.27% (3 mo. Term SOFR + 3.60%), 10/21/2038 (b)	4,000,000	3,960,716
Series 2022-41A, Class ER, 9.33% (3 mo. Term SOFR + 5.65%), 10/20/2037 (b)	2,000,000	2,011,166
Series 2023-46A, Class D2R, 7.22% (3 mo. Term SOFR + 3.55%), 10/24/2038 (b)	4,500,000	4,484,975
Series 2024-47A, Class D2R, 8.07% (3 mo. Term SOFR + 4.40%), 04/26/2039 (b)	3,750,000	3,774,278
Series 2025-53A, Class D1, 7.18% (3 mo. Term SOFR + 3.50%), 07/20/2038 (b)	1,000,000	1,015,049
Series 2026-56A, Class D3, 7.33% (3 mo. Term SOFR + 3.65%), 04/24/2039 (b)	3,500,000	3,499,108
Series XXXA, Class A2R, 5.18% (3 mo. Term SOFR + 1.50%), 10/18/2031 (b)	9,000,000	9,006,849
Series XXXA, Class BR, 5.53% (3 mo. Term SOFR + 1.85%), 10/18/2031 (b)	7,680,000	7,685,414
ARES CLO
Series 2015-2A, Class D2R2, 7.68% (3 mo. Term SOFR + 4.00%), 07/17/2038 (b)	1,910,000	1,909,822
Series 2017-44A, Class A3R3, 5.17% (3 mo. Term SOFR + 1.50%), 04/15/2034 (b)	15,000,000	15,004,665
Series 2017-44A, Class CRR, 6.42% (3 mo. Term SOFR + 2.75%), 04/15/2034 (b)	4,950,000	4,934,219
Series 2019-53A, Class D1R2, 6.12% (3 mo. Term SOFR + 2.45%), 10/24/2036 (b)	4,800,000	4,811,822
Series 2021-62A, Class BR, 5.17% (3 mo. Term SOFR + 1.50%), 01/25/2034 (b)	10,000,000	10,007,940
Series 2022-64A, Class ER, 10.17% (3 mo. Term SOFR + 6.50%), 10/24/2039 (b)	1,000,000	991,661
Series 2022-65A, Class A2R, 5.17% (3 mo. Term SOFR + 1.50%), 07/25/2034 (b)	4,700,000	4,707,139
Series 2022-65A, Class DR, 6.62% (3 mo. Term SOFR + 2.95%), 07/25/2034 (b)	1,250,000	1,243,801
Series 2022-67A, Class D2R, 7.37% (3 mo. Term SOFR + 3.70%), 01/25/2038 (b)	1,000,000	971,151
Series 2026-79A, Class D2, 7.21% (3 mo. Term SOFR + 3.55%), 04/20/2039 (b)	3,000,000	2,980,512

ArrowMark Colorado Holdings, Series 2018-10A, Class CR, 5.18% (3 mo. Term SOFR + 1.50%), 10/20/2031 (b)	4,750,000	4,750,000
Bain Capital Credit CLO
Series 2019-1A, Class AR3, 4.66% (3 mo. Term SOFR + 0.98%), 04/19/2034 (b)	5,000,000	4,999,060
Series 2019-1A, Class BR3, 5.08% (3 mo. Term SOFR + 1.40%), 04/19/2034 (b)	7,000,000	7,012,068
Series 2024-3A, Class A1, 5.16% (3 mo. Term SOFR + 1.48%), 07/16/2037 (b)	25,000,000	25,020,850
Bardot CLO
Series 2019-2A, Class ARR, 4.64% (3 mo. Term SOFR + 0.98%), 10/22/2032 (b)	1,299,230	1,299,814
Series 2019-2A, Class BRR, 5.01% (3 mo. Term SOFR + 1.35%), 10/22/2032 (b)	10,675,000	10,686,465
Series 2019-2A, Class DRR, 6.16% (3 mo. Term SOFR + 2.50%), 10/22/2032 (b)	4,275,000	4,233,669
Basswood Park CLO Ltd.
Series 2021-1A, Class BR, 5.18% (3 mo. Term SOFR + 1.50%), 04/20/2034 (b)	6,500,000	6,502,022
Series 2021-1A, Class DR, 6.33% (3 mo. Term SOFR + 2.65%), 04/20/2034 (b)	2,750,000	2,639,986
Battalion CLO Ltd.
Series 2021-17A, Class A2RR, 5.04% (3 mo. Term SOFR + 1.40%), 03/09/2034 (b)	4,000,000	4,000,000
Series 2021-19A, Class AR, 4.65% (3 mo. Term SOFR + 1.04%), 04/15/2034 (b)	9,700,000	9,700,000
BCRED MML CLO, Series 2022-1A, Class C, 6.43% (3 mo. Term SOFR + 2.75%), 04/20/2035 (b)	2,000,000	2,005,360
Benefit Street Partners CLO Ltd.
Series 2018-5BA, Class A1R, 5.21% (3 mo. Term SOFR + 1.53%), 07/20/2037 (b)	1,850,000	1,850,709
Series 2021-24A, Class BR, 5.18% (3 mo. Term SOFR + 1.50%), 10/20/2034 (b)	19,750,000	19,756,735
Series 2021-25A, Class BR, 5.12% (3 mo. Term SOFR + 1.45%), 01/15/2035 (b)	14,000,000	14,005,054
Benefit Street Partners CLO XII LLC, Series 2020-22A, Class BRR, 5.23% (3 mo. Term SOFR + 1.55%), 04/20/2035 (b)	7,500,000	7,502,827
Bethpage Park CLO Ltd., Series 2021-1A, Class AR, 4.70% (3 mo. Term SOFR + 1.06%), 10/15/2036 (b)	10,000,000	10,010,790
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2, 5.69% (3 mo. Term SOFR + 2.01%), 10/20/2030 (b)	7,330,000	7,342,512
Series 2018-1A, Class B, 5.63% (3 mo. Term SOFR + 1.96%), 07/30/2030 (b)	9,496,770	9,531,661
Series 2018-3A, Class BR, 5.52% (3 mo. Term SOFR + 1.85%), 10/25/2030 (b)	1,165,000	1,167,008
Series 2020-29AR, Class AR2, 0.00% (3 mo. Term SOFR + 1.05%), 07/25/2034 (b)	5,700,000	5,700,000
Series 2021-31A, Class A1R, 4.78% (3 mo. Term SOFR + 1.10%), 04/19/2034 (b)	11,250,000	11,264,130
Bowling Green Park CLO LLC, Series 2019-1A, Class BRR, 5.13% (3 mo. Term SOFR + 1.45%), 04/18/2035 (b)	8,540,000	8,546,636
Buckhorn Park CLO Ltd., Series 2019-1A, Class B1RR, 5.28% (3 mo. Term SOFR + 1.60%), 07/18/2034 (b)	12,000,000	12,003,540
Carlyle Global Market Strategies
Series 2019-1A, Class A2R2, 5.08% (3 mo. Term SOFR + 1.40%), 04/20/2031 (b)	10,000,000	10,020,940
Series 2019-1A, Class CR2, 6.28% (3 mo. Term SOFR + 2.60%), 04/20/2031 (b)	2,000,000	2,014,490
Series 2021-9A, Class AR, 4.79% (3 mo. Term SOFR + 1.11%), 10/20/2034 (b)	5,000,000	5,007,750
Series 2021-9A, Class BR, 5.28% (3 mo. Term SOFR + 1.60%), 10/20/2034 (b)	15,000,000	15,017,565
Series 2025-2A, Class D, 7.02% (3 mo. Term SOFR + 3.35%), 07/25/2038 (b)	1,500,000	1,521,476
Carlyle Group, Inc.
Series 2015-5A, Class A2R4, 4.88% (3 mo. Term SOFR + 1.20%), 01/20/2032 (b)	9,370,000	9,370,000
Series 2015-5A, Class CR4, 6.13% (3 mo. Term SOFR + 2.45%), 01/20/2032 (b)	10,100,000	10,100,000
Cedar Funding Ltd., Series 2019-11A, Class A2R2, 4.97% (3 mo. Term SOFR + 1.30%), 05/29/2032 (b)	5,000,000	4,998,080
Chenango Park CLO, Series 2018-1A, Class CR, 6.42% (3 mo. Term SOFR + 2.75%), 04/15/2030 (b)	5,750,000	5,787,743
CIFC Funding Ltd.
Series 2018-1A, Class D1R, 6.48% (3 mo. Term SOFR + 2.80%), 01/18/2038 (b)	1,000,000	1,003,661
Series 2021-6A, Class D2R, 7.92% (3 mo. Term SOFR + 4.25%), 07/15/2039 (b)	2,500,000	2,502,500
Series 2021-7A, Class DR, 6.37% (3 mo. Term SOFR + 2.70%), 01/23/2035 (b)	1,750,000	1,745,751
Series 2022-5A, Class ER2, 10.22% (3 mo. Term SOFR + 6.54%), 03/16/2038 (b)	5,750,000	5,925,944
Series 2023-2A, Class D1R, 6.12% (3 mo. Term SOFR + 2.45%), 01/21/2037 (b)	1,000,000	1,000,516
Series 2026-2A, Class D2, 0.00% (3 mo. Term SOFR + 3.80%), 07/19/2039 (b)	2,500,000	2,504,913
Dryden Senior Loan Fund
Series 2016-45A, Class A1RR, 4.75% (3 mo. Term SOFR + 1.08%), 10/15/2030 (b)	1,609,659	1,609,718
Series 2016-45A, Class BRR, 5.32% (3 mo. Term SOFR + 1.65%), 10/15/2030 (b)	6,350,000	6,367,983
Series 2019-68A, Class BRR, 5.22% (3 mo. Term SOFR + 1.55%), 07/15/2035 (b)	6,850,000	6,860,275
Series 2019-80A, Class BRR, 5.18% (3 mo. Term SOFR + 1.50%), 01/17/2033 (b)	10,500,000	10,521,241
Series 2020-83A, Class AR, 5.21% (3 mo. Term SOFR + 1.53%), 04/18/2037 (b)	14,346,000	14,367,017
Series 2020-83A, Class B1R, 5.63% (3 mo. Term SOFR + 1.95%), 04/18/2037 (b)	2,885,000	2,889,091
Series 2020-83A, Class C1R, 6.03% (3 mo. Term SOFR + 2.35%), 04/18/2037 (b)	1,285,000	1,286,006
Series 2020-86A, Class A2R2, 5.16% (3 mo. Term SOFR + 1.48%), 07/17/2034 (b)	11,420,000	11,423,392
Series 2020-86A, Class BR2, 5.28% (3 mo. Term SOFR + 1.60%), 07/17/2034 (b)	10,000,000	10,003,430
Series 2022-108A, Class ER, 11.21% (3 mo. Term SOFR + 7.53%), 07/18/2037 (b)	3,570,000	3,603,333

Series 2022-97A, Class D1R, 6.58% (3 mo. Term SOFR + 2.90%), 10/20/2038 (b)	5,700,000	5,718,400
Elmwood CLO Ltd.
Series 2022-2A, Class DR, 6.56% (3 mo. Term SOFR + 2.90%), 04/22/2035 (b)	3,000,000	2,992,626
Series 2023-2A, Class ER, 9.58% (3 mo. Term SOFR + 5.90%), 04/16/2036 (b)	4,400,000	4,400,000
Fort Greene Park CLO
Series 2025-2A, Class BR, 5.01% (3 mo. Term SOFR + 1.35%), 04/22/2034 (b)	19,500,000	19,531,434
Series 2025-2A, Class DR, 6.01% (3 mo. Term SOFR + 2.35%), 04/22/2034 (b)	1,750,000	1,746,215
Fortress Credit BSL Ltd., Series 2021-1A, Class BR, 5.28% (3 mo. Term SOFR + 1.60%), 04/20/2033 (b)	8,250,000	8,254,653
Galaxy CLO Ltd., Series 2016-22A, Class BR4, 5.08% (3 mo. Term SOFR + 1.40%), 04/16/2034 (b)	10,000,000	10,015,730
Goldentree Loan Opportunities Ltd.
Series 2020-8A, Class BRR, 5.23% (3 mo. Term SOFR + 1.55%), 10/20/2034 (b)	15,000,000	15,010,515
Series 2021-11A, Class BR, 5.23% (3 mo. Term SOFR + 1.55%), 10/20/2034 (b)	15,000,000	15,000,000
Series 2022-14A, Class ER, 9.58% (3 mo. Term SOFR + 5.90%), 07/20/2037 (b)	3,500,000	3,520,738
Series 2022-15A, Class DJ, 7.43% (3 mo. Term SOFR + 3.75%), 10/20/2038 (b)	1,250,000	1,253,944
Series 2023-17A, Class DJ, 7.68% (3 mo. Term SOFR + 4.00%), 01/20/2039 (b)	2,000,000	2,012,438
Series 2023-18A, Class ER, 8.43% (3 mo. Term SOFR + 4.75%), 01/20/2037 (b)	1,000,000	1,012,492
Series 2024-20A, Class DJR, 7.64% (3 mo. Term SOFR + 4.00%), 04/20/2039 (b)	3,000,000	3,003,000
Series 2025-26A, Class DJ, 7.58% (3 mo. Term SOFR + 3.90%), 07/20/2038 (b)	1,250,000	1,253,840
Series 2026-29A, Class E, 9.44% (3 mo. Term SOFR + 5.80%), 04/20/2039 (b)	2,000,000	2,039,408
Series 2026-30A, Class DJ, 0.00% (3 mo. Term SOFR + 3.70%), 07/20/2039 (b)	3,750,000	3,757,369
Golub Capital Partners CLO Ltd., Series 2022-60A, Class BR2, 5.12% (3 mo. Term SOFR + 1.50%), 10/25/2034 (b)	5,000,000	5,000,000
Harbor Park CLO Ltd., Series 2018-1A, Class BR2, 5.08% (3 mo. Term SOFR + 1.40%), 01/20/2031 (b)	12,120,000	12,132,799
Highbridge Loan Management Ltd., Series 5A-2015, Class B1R3, 5.20% (3 mo. Term SOFR + 1.53%), 10/15/2030 (b)	6,234,202	6,235,225
KKR CLO Trust
Series 15A, Class BR2, 5.23% (3 mo. Term SOFR + 1.55%), 01/18/2032 (b)	3,830,000	3,835,266
Series 23, Class AR2, 4.68% (3 mo. Term SOFR + 1.05%), 04/20/2036 (b)	9,700,000	9,705,820
KKR Static CLO Trust, Series 2022-1A, Class AR2, 4.66% (3 mo. Term SOFR + 0.98%), 07/20/2031 (b)	3,014,067	3,014,152
LCM LP
Series 16A, Class CR2, 6.08% (3 mo. Term SOFR + 2.41%), 10/15/2031 (b)	2,918,606	2,919,365
Series 27A, Class C, 5.89% (3 mo. Term SOFR + 2.21%), 07/16/2031 (b)	1,779,818	1,780,549
Series 29A, Class BR, 5.53% (3 mo. Term SOFR + 1.86%), 04/15/2031 (b)	5,005,000	5,011,782
Madison Park Funding Ltd.
Series 13A, Class BR2, 4.97% (3 mo. Term SOFR + 1.30%), 11/21/2030 (b)	11,700,000	11,722,324
Series 13A, Class CR2, 5.37% (3 mo. Term SOFR + 1.70%), 11/21/2030 (b)	3,853,500	3,855,758
Series 2016-24A, Class BR2, 5.23% (3 mo. Term SOFR + 1.55%), 10/20/2029 (b)	141,299	141,340
Series 2016-24A, Class CR2, 5.73% (3 mo. Term SOFR + 2.05%), 10/20/2029 (b)	5,250,000	5,258,893
Series 2018-30A, Class XR, 4.63% (3 mo. Term SOFR + 0.95%), 07/16/2037 (b)	1,500,000	1,500,321
Series 2018-31A, Class A2RR, 5.27% (3 mo. Term SOFR + 1.60%), 07/23/2037 (b)	7,750,000	7,766,073
Series 2019-33A, Class BR2, 5.09% (3 mo. Term SOFR + 1.45%), 10/15/2032 (b)	5,500,000	5,513,767
Series 2020-46A, Class B1RR, 5.17% (3 mo. Term SOFR + 1.50%), 10/15/2034 (b)	1,750,000	1,752,550
Series 2024-67A, Class A1, 5.18% (3 mo. Term SOFR + 1.51%), 04/25/2037 (b)	9,820,000	9,835,486
Magnetite CLO Ltd.
Series 2017-19A, Class ARR, 4.73% (3 mo. Term SOFR + 1.05%), 04/17/2034 (b)	10,000,000	10,007,590
Series 2017-19A, Class CRR, 5.43% (3 mo. Term SOFR + 1.75%), 04/17/2034 (b)	10,000,000	10,016,410
Series 2017-19A, Class ERR, 8.78% (3 mo. Term SOFR + 5.10%), 04/17/2034 (b)	4,750,000	4,675,867
Series 2019-21AR, Class BR2, 0.00% (3 mo. Term SOFR + 1.30%), 04/20/2034 (b)	7,100,000	7,100,000
Series 2019-21AR, Class DR2, 0.00% (3 mo. Term SOFR + 2.40%), 04/20/2034 (b)	4,750,000	4,750,000
Series 2019-23A, Class DR2, 5.92% (3 mo. Term SOFR + 2.25%), 01/25/2035 (b)	8,500,000	8,297,539
Series 2019-23A, Class ER2, 8.27% (3 mo. Term SOFR + 4.60%), 01/25/2035 (b)	5,000,000	4,826,945
Series 2019-24A, Class DR, 6.72% (3 mo. Term SOFR + 3.05%), 04/15/2035 (b)	3,000,000	3,021,381
Series 2020-27A, Class ERR, 8.43% (3 mo.. Term SOFR + 4.75%), 10/20/2038 (b)	4,450,000	4,435,449
Series 2021-31A, Class BR, 4.97% (3 mo. Term SOFR + 1.30%), 07/15/2034 (b)	10,000,000	10,018,700
Series 2021-31A, Class DR, 6.02% (3 mo. Term SOFR + 2.35%), 07/15/2034 (b)	5,500,000	5,449,455
Series 2022-32A, Class D2R, 7.32% (3 mo. Term SOFR + 3.65%), 10/15/2037 (b)	3,500,000	3,480,900
Series 2023-37A, Class D2R, 7.17% (3 mo. Term SOFR + 3.50%), 10/25/2038 (b)	2,500,000	2,483,510
Series 2024-38AR, Class D2R, 0.00% (3 mo. Term SOFR + 3.80%), 07/15/2039 (b)	3,000,000	3,005,895
Series 2024-40A, Class A1, 5.12% (3 mo. Term SOFR + 1.45%), 07/15/2037 (b)	3,900,002	3,902,412
Series 2025-45A, Class D1, 6.17% (3 mo. Term SOFR + 2.50%), 04/15/2038 (b)	1,690,000	1,689,899
Series 2025-50A, Class D2, 7.57% (3 mo. Term SOFR + 3.90%), 07/25/2038 (b)	1,400,000	1,404,309

Series 2025-51A, Class D2, 7.17% (3 mo. Term SOFR + 3.50%), 10/25/2038 (b)	2,750,000	2,740,807
Series 2025-52A, Class D2, 7.10% (3 mo. Term SOFR + 3.45%), 01/25/2039 (b)	4,850,000	4,832,249
Marathon CLO Ltd., Series 2021-16A, Class A1JR, 5.15% (3 mo. Term SOFR + 1.48%), 04/15/2034 (b)	8,000,000	8,011,464
Marble Point CLO
Series 2019-1A, Class A1R2, 4.71% (3 mo. Term SOFR + 1.04%), 07/23/2032 (b)	2,694,244	2,695,357
Series 2021-3A, Class A2R, 5.08% (3 mo. Term SOFR + 1.40%), 10/17/2034 (b)	10,000,000	10,018,800
MidOcean Credit CLO, Series 2024-15A, Class A1, 5.20% (3 mo. Term SOFR + 1.53%), 07/21/2037 (b)	1,450,000	1,452,071
Neuberger Berman CLO Ltd.
Series 2016-22A, Class ER3, 9.93% (3 mo. Term SOFR + 6.25%), 04/17/2040 (b)	5,000,000	5,077,360
Series 2018-27A, Class ER, 10.42% (3 mo. Term SOFR + 6.75%), 07/15/2038 (b)	1,500,000	1,503,774
Series 2019-34A, Class D2R2, 7.78% (3 mo. Term SOFR + 4.10%), 07/20/2039 (b)	1,500,000	1,504,563
Series 2020-39A, Class ER, 10.88% (3 mo. Term SOFR + 7.20%), 04/20/2038 (b)	3,625,000	3,596,167
Series 2021-41A, Class BR, 5.17% (3 mo. Term SOFR + 1.50%), 04/15/2034 (b)	1,178,000	1,179,140
Series 2021-42A, Class DR, 6.18% (3 mo. Term SOFR + 2.50%), 07/16/2036 (b)	3,000,000	2,959,704
Series 2021-43A, Class BR, 5.13% (3 mo. Term SOFR + 1.45%), 07/17/2036 (b)	17,342,000	17,359,359
Series 2021-43A, Class DR, 6.33% (3 mo. Term SOFR + 2.65%), 07/17/2036 (b)	5,000,000	4,968,455
Series 2021-45A, Class BR, 5.22% (3 mo. Term SOFR + 1.55%), 10/14/2036 (b)	20,000,000	20,028,560
Series 2021-46A, Class DR, 6.33% (3 mo. Term SOFR + 2.65%), 01/20/2037 (b)	1,500,000	1,487,926
Series 2025-62A, Class D2, 7.28% (3 mo. Term SOFR + 3.60%), 10/17/2039 (b)	4,000,000	3,999,664
Series 2026-63A, Class D2, 6.97% (3 mo. Term SOFR + 3.25%), 04/16/2039 (b)	3,500,000	3,486,672
Series 2026-64A, Class D2, 0.00% (3 mo. Term SOFR + 4.15%), 07/23/2040 (b)	2,500,000	2,512,500
Oaktree CLO Ltd.
Series 2019-4A, Class BRR, 5.60% (3 mo. Term SOFR + 1.92%), 07/20/2037 (b)	2,200,000	2,201,014
Series 2024-25A, Class B, 5.73% (3 mo. Term SOFR + 2.05%), 04/20/2037 (b)	1,000,000	1,000,000
Octagon Investment Partners Ltd., Series 2021-1A, Class BR, 5.18% (3 mo. Term SOFR + 1.50%), 07/20/2034 (b)	14,750,000	14,760,325
OHA Credit Funding
Series 2018-1A, Class CR, 6.13% (3 mo. Term SOFR + 2.45%), 04/20/2037 (b)	2,200,000	2,202,011
Series 2021-10RA, Class D2, 7.58% (3 mo. Term SOFR + 3.90%), 07/18/2038 (b)	2,000,000	1,989,760
Series 2025-24A, Class D2, 7.17% (3 mo. Term SOFR + 3.50%), 01/20/2039 (b)	3,000,000	2,965,332
OHA Loan Funding Ltd., Series 2013-1A, Class D1R3, 6.97% (3 mo. Term SOFR + 3.30%), 04/23/2037 (b)	1,000,000	1,004,458
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class A2R, 4.97% (3 mo. Term SOFR + 1.30%), 07/24/2031 (b)	2,000,000	2,001,338
Series 2024-1A, Class BR, 5.12% (3 mo. Term SOFR + 1.45%), 10/15/2032 (b)	4,700,000	4,703,144
Series 2024-2A, Class A2R, 4.82% (3 mo. Term SOFR + 1.15%), 01/15/2033 (b)	6,000,000	5,999,778
Series 2024-2A, Class BR, 5.17% (3 mo. Term SOFR + 1.50%), 01/15/2033 (b)	10,000,000	10,018,470
Series 2024-2A, Class CR, 5.62% (3 mo. Term SOFR + 1.95%), 01/15/2033 (b)	6,750,000	6,763,682
Series 2024-3A, Class A2R, 4.80% (3 mo. Term SOFR + 1.15%), 08/08/2032 (b)	1,750,000	1,750,850
Series 2024-3A, Class BR, 5.10% (3 mo. Term SOFR + 1.45%), 08/08/2032 (b)	4,800,000	4,806,235
Series 2024-3A, Class CR, 5.50% (3 mo. Term SOFR + 1.85%), 08/08/2032 (b)	2,500,000	2,502,778
Series 2026-1A, Class A2, 5.09% (3 mo. Term SOFR + 1.40%), 07/15/2034 (b)	5,750,000	5,750,000
Pikes Peak CLO, Series 2020-6A, Class BRR, 5.10% (3 mo. Term SOFR + 1.45%), 05/18/2034 (b)	1,350,000	1,349,118
RR Ltd./Cayman Islands, Series 2022-20A, Class A2R, 5.22% (3 mo. Term SOFR + 1.55%), 07/15/2037 (b)	2,000,000	2,002,442
Shackleton CLO Ltd., Series 2019-14A, Class A1RR, 4.88% (3 mo. Term SOFR + 1.20%), 07/20/2034 (b)	2,000,000	2,000,610
Sixth Street CLO
Series 2024-25A, Class A, 5.15% (3 mo. Term SOFR + 1.48%), 07/24/2037 (b)	1,000,000	1,001,446
Series 2024-25A, Class B, 5.47% (3 mo. Term SOFR + 1.80%), 07/24/2037 (b)	5,455,000	5,466,368
Sound Point CLO Ltd., Series 2018-1A, Class B2AR, 2.73%, 04/15/2031 (b)	1,697,521	1,670,597
Southwick Park CLO, Series 2019-4A, Class DRR, 6.38% (3 mo. Term SOFR + 2.70%), 07/20/2032 (b)	2,180,000	2,117,194
Steele Creek CLO Ltd., Series 2019-1A, Class BRR, 5.42% (3 mo. Term SOFR + 1.75%), 04/15/2032 (b)	10,000,000	10,016,730
Stratus CLO Ltd., Series 2025-1A, Class B, 5.12% (3 mo. Term SOFR + 1.45%), 07/15/2033 (b)	5,000,000	5,007,940
Symphony CLO Ltd.
Series 2018-20A, Class AR2, 4.78% (3 mo. Term SOFR + 1.10%), 01/16/2032 (b)	1,749,666	1,749,696
Series 2020-23A, Class BR2, 5.02% (3 mo. Term SOFR + 1.35%), 01/15/2034 (b)	8,750,000	8,755,049
Thompson Park CLO Ltd.
Series 2021-1A, Class B1R, 5.17% (3 mo. Term SOFR + 1.50%), 04/15/2034 (b)	10,000,000	10,002,840
Series 2021-1A, Class DR, 6.37% (3 mo. Term SOFR + 2.70%), 04/15/2034 (b)	5,000,000	4,821,855
Series 2021-1A, Class ER, 8.27% (3 mo. Term SOFR + 4.60%), 04/15/2034 (b)	3,250,000	2,845,391
Trinitas CLO Ltd., Series 2019-11AR, Class A1R3, 0.00% (3 mo. Term SOFR + 1.05%), 07/15/2034 (b)	19,000,000	19,000,000
Unity-Peace Park CLO Ltd.
Series 2022-1A, Class A2R, 4.93% (3 mo. Term SOFR + 1.25%), 04/20/2035 (b)	4,265,000	4,257,118

Series 2022-1A, Class BR, 5.08% (3 mo. Term SOFR + 1.40%), 04/20/2035 (b)	7,500,000	7,515,120
Voya CLO Ltd.
Series 2021-1A, Class BR, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2034 (b)	10,000,000	10,018,130
Series 2022-4A, Class A1R, 5.19% (3 mo. Term SOFR + 1.51%), 04/20/2037 (b)	3,750,000	3,755,396
Wellfleet CLO Ltd., Series 2019-1A, Class A2RR, 5.18% (3 mo. Term SOFR + 1.50%), 07/20/2032 (b)	10,000,000	10,013,970
Whetstone Park CLO Ltd., Series 2021-1A, Class B2, 2.79%, 01/20/2035 (b)	1,400,000	1,278,610
Wonder Lake Park CLO Ltd., Series 2025-1A, Class D2, 7.67% (3 mo. Term SOFR + 4.00%), 07/24/2038 (b)	3,500,000	3,499,681
Zais CLO Ltd., Series 2018-11A, Class A2R, 5.08% (3 mo. Term SOFR + 1.40%), 01/20/2032 (b)	3,295,897	3,297,518
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,059,531,136)		1,058,690,839

ASSET-BACKED SECURITIES - 6.5%	Par	Value
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (b)	1,649,106	1,655,638
Series 2023-1, Class E, 9.79%, 12/12/2029 (b)	2,750,000	2,809,449
Series 2023-3, Class C, 6.44%, 10/12/2029 (b)	366,066	366,396
Series 2023-3, Class D, 6.82%, 10/12/2029 (b)	9,840,000	10,000,992
Series 2023-4, Class C, 6.99%, 09/12/2030 (b)	1,927,328	1,935,429
Series 2023-4, Class D, 7.65%, 09/12/2030 (b)	7,490,000	7,674,220
Series 2024-1, Class C, 5.63%, 01/14/2030 (b)	1,261,148	1,263,674
Series 2024-1, Class E, 7.98%, 11/12/2031 (b)	3,000,000	3,106,041
Series 2024-2, Class C, 6.24%, 04/12/2030 (b)	2,703,340	2,717,423
Series 2024-2, Class D, 6.53%, 04/12/2030 (b)	8,250,000	8,417,156
Series 2024-3, Class C, 5.73%, 07/12/2030 (b)	5,913,610	5,949,550
Series 2024-3, Class D, 6.04%, 07/12/2030 (b)	5,100,000	5,183,984
Series 2024-4, Class C, 4.91%, 08/12/2031 (b)	3,070,000	3,077,863
Series 2024-4, Class E, 7.19%, 04/12/2032 (b)	3,075,000	3,162,598
Series 2025-1, Class C, 5.09%, 08/12/2031 (b)	12,375,000	12,440,045
Series 2025-1, Class D, 5.54%, 08/12/2031 (b)	7,000,000	7,081,089
Series 2025-3, Class A, 4.73%, 01/12/2029 (b)	5,436,434	5,443,704
Series 2025-3, Class C, 4.95%, 07/12/2032 (b)	5,000,000	5,013,155
Series 2025-4, Class C, 4.83%, 01/13/2031 (b)	5,500,000	5,512,845
Series 2026-1, Class C, 4.55%, 01/12/2033 (b)	7,000,000	6,964,017
Series 2026-2, Class B, 4.50%, 10/08/2030 (b)	5,000,000	4,991,063
Series 2026-2, Class C, 4.85%, 05/10/2032 (b)	7,500,000	7,482,703
AmeriCredit Automobile Receivables Trust, Series 2026-1, Class B, 4.28%, 11/18/2032 (b)	4,750,000	4,716,531
CarMax Auto Owner Trust
Series 2022-3, Class D, 6.20%, 01/16/2029	6,265,000	6,292,775
Series 2024-1, Class B, 5.17%, 08/15/2029	4,415,000	4,462,985
CNH Equipment Trust, Series 2023-B, Class A3, 5.60%, 02/15/2029	3,010,270	3,044,408
CPS Auto Trust
Series 2021-D, Class E, 4.06%, 12/15/2028 (b)	6,997,280	6,995,898
Series 2024-C, Class B, 5.68%, 12/15/2028 (b)	1,770,218	1,773,086
Series 2024-D, Class D, 5.14%, 01/15/2031 (b)	10,000,000	10,041,984
Series 2025-C, Class A, 4.71%, 03/15/2029 (b)	4,698,469	4,707,005
Series 2025-D, Class C, 4.85%, 02/17/2032 (b)	7,775,000	7,769,447
Series 2026-A, Class A, 4.19%, 12/17/2029 (b)	7,848,340	7,843,792
Series 2026-A, Class B, 4.43%, 09/16/2030 (b)	5,000,000	4,982,203
Series 2026-A, Class C, 4.63%, 05/17/2032 (b)	5,000,000	4,972,543
Series 2026-B, Class B, 4.59%, 12/16/2030 (b)	5,750,000	5,738,747
Series 2026-B, Class C, 4.93%, 07/15/2032 (b)	3,500,000	3,498,545
Enterprise Fleet Financing LLC
Series 2024-1, Class A2, 5.23%, 03/20/2030 (b)	2,413,907	2,425,802
Series 2024-3, Class A2, 5.31%, 04/20/2027 (b)	482,336	483,061
Series 2024-3, Class A3, 4.98%, 08/21/2028 (b)	3,000,000	3,022,223
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029 (b)	2,000,000	1,989,829
Series 2022-2A, Class D, 4.56%, 07/17/2028	1,224,393	1,225,494
Series 2023-1A, Class D, 6.69%, 06/15/2029	2,011,663	2,031,978
Series 2023-4A, Class C, 6.51%, 08/15/2028	968,826	971,136

Series 2023-4A, Class D, 6.95%, 12/17/2029	3,635,000	3,703,956
Series 2024-1A, Class B, 5.29%, 08/15/2028	564,498	564,840
Series 2024-2A, Class C, 5.74%, 05/15/2029	3,502,518	3,521,233
Series 2024-3A, Class C, 5.70%, 07/16/2029	3,350,000	3,374,951
Series 2024-4A, Class B, 5.29%, 08/15/2030	1,045,739	1,047,938
Series 2024-4A, Class C, 5.48%, 08/15/2030	4,420,000	4,457,351
Series 2024-4A, Class E, 7.65%, 02/17/2032 (b)	2,000,000	2,083,542
Series 2024-5A, Class C, 4.64%, 01/15/2030	2,520,000	2,528,821
Series 2024-5A, Class E, 7.22%, 05/17/2032 (b)	5,265,000	5,378,819
Series 2025-1A, Class D, 5.49%, 05/15/2031	7,389,000	7,479,987
Series 2025-1A, Class E, 7.48%, 09/15/2032 (b)	6,230,000	6,443,162
Series 2025-2A, Class E, 7.81%, 10/15/2032 (b)	7,767,000	8,036,589
Series 2025-3A, Class C, 5.09%, 10/15/2031	5,000,000	5,034,579
Series 2025-5A, Class A2, 4.38%, 06/15/2028	4,352,006	4,355,147
Series 2025-5A, Class C, 4.68%, 03/15/2032	5,500,000	5,481,679
Series 2026-2A, Class A3, 4.45%, 05/15/2030	8,000,000	8,018,739
Series 2026-2A, Class B, 4.66%, 01/15/2031	5,200,000	5,199,223
Series 2026-2A, Class C, 4.91%, 08/16/2032	5,000,000	4,987,765
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A3, 4.67%, 06/16/2031	7,700,000	7,726,485
Series 2026-1, Class B, 4.99%, 10/15/2032	3,750,000	3,768,085
Series 2026-1, Class C, 5.37%, 10/15/2032	4,500,000	4,528,263
First Investors Auto Owner Trust, Series 2025-1A, Class C, 4.75%, 12/15/2031 (b)	2,735,000	2,715,892
GLS Auto Receivables Trust
Series 2021-2A, Class E, 2.87%, 05/15/2028 (b)	7,953,628	7,948,209
Series 2021-4A, Class E, 4.43%, 10/16/2028 (b)	10,000,000	9,987,853
Series 2023-2A, Class C, 5.69%, 03/15/2029 (b)	3,187,254	3,194,552
Series 2023-2A, Class D, 6.31%, 03/15/2029 (b)	1,400,000	1,418,386
Series 2023-3A, Class C, 6.01%, 05/15/2029 (b)	5,047,179	5,068,857
Series 2024-1A, Class B, 5.49%, 07/17/2028 (b)	1,662,719	1,664,308
Series 2024-1A, Class C, 5.64%, 12/17/2029 (b)	3,500,000	3,524,246
Series 2024-2A, Class B, 5.77%, 11/15/2028 (b)	5,795,860	5,815,291
Series 2024-2A, Class C, 6.03%, 02/15/2030 (b)	3,250,000	3,291,108
Series 2024-2A, Class D, 6.19%, 02/15/2030 (b)	9,950,000	10,150,894
Series 2024-3A, Class B, 5.08%, 01/16/2029 (b)	7,068,310	7,088,417
Series 2024-3A, Class C, 5.21%, 02/18/2031 (b)	3,500,000	3,530,065
Series 2024-4A, Class A3, 4.75%, 07/17/2028 (b)	4,213,485	4,216,717
Series 2024-4A, Class B, 4.89%, 04/16/2029 (b)	10,000,000	10,036,136
Series 2024-4A, Class C, 5.10%, 06/17/2030 (b)	5,000,000	5,032,944
Series 2024-4A, Class E, 7.51%, 08/15/2031 (b)	5,000,000	5,186,913
Series 2025-2A, Class C, 5.11%, 01/15/2031 (b)	3,070,000	3,085,405
Series 2025-4A, Class A2, 4.37%, 10/16/2028 (b)	4,074,663	4,078,547
Series 2025-4A, Class C, 4.74%, 08/15/2031 (b)	7,000,000	6,961,114
Series 2026-1A, Class C, 4.56%, 11/17/2031 (b)	5,814,000	5,750,747
Series 2026-2A, Class B, 4.63%, 09/16/2030 (b)	9,700,000	9,695,694
Series 2026-2A, Class C, 4.90%, 01/15/2032 (b)	10,000,000	9,990,502
GLS Auto Select Receivables Trust
Series 2023-1A, Class B, 6.09%, 03/15/2029 (b)	750,000	759,918
Series 2024-3A, Class B, 5.64%, 08/15/2030 (b)	1,800,000	1,829,922
Series 2024-4A, Class B, 4.50%, 11/15/2030 (b)	3,380,000	3,382,349
Series 2024-4A, Class C, 4.75%, 11/15/2030 (b)	3,700,000	3,694,598
Series 2025-4A, Class C, 5.14%, 12/15/2031 (b)	4,700,000	4,722,851
Series 2026-1A, Class C, 4.80%, 02/17/2032 (b)	5,500,000	5,450,232
Series 2026-2A, Class C, 5.21%, 06/15/2032 (b)	3,684,000	3,700,754
NextGear Floorplan Master Trust, Series 2024-1A, Class A2, 5.12%, 03/15/2029 (b)	10,000,000	10,073,156
OneMain Direct Auto Receivables Trust
Series 2025-1A, Class A, 5.36%, 04/16/2035 (b)	7,500,000	7,667,538
Series 2026-1A, Class A, 4.49%, 12/14/2033 (b)	7,750,000	7,683,988
Santander Consumer USA Holdings, Inc.
Series 2022-2, Class C, 3.76%, 07/16/2029	2,545,728	2,545,527

Series 2023-4, Class B, 5.77%, 12/15/2028	3,402,093	3,421,411
Series 2023-5, Class B, 6.16%, 12/17/2029	4,004,255	4,034,080
Series 2023-6, Class C, 6.40%, 03/17/2031	5,100,000	5,237,147
Series 2024-1, Class C, 5.45%, 03/15/2030	2,347,000	2,365,302
Series 2024-2, Class B, 5.78%, 07/16/2029	10,000,000	10,059,019
Series 2024-3, Class B, 5.55%, 09/17/2029	8,600,000	8,661,829
Series 2024-3, Class C, 5.64%, 08/15/2030	3,500,000	3,550,812
Series 2024-4, Class C, 4.95%, 04/15/2030	6,500,000	6,539,825
Series 2024-5, Class C, 4.78%, 01/15/2031	5,290,000	5,316,836
Series 2025-1, Class C, 5.04%, 03/17/2031	7,350,000	7,404,590
Series 2025-4, Class B, 4.27%, 01/15/2032	15,500,000	15,442,249
Series 2026-1, Class A3, 3.93%, 07/15/2030	2,400,000	2,384,431
Series 2026-1, Class D, 4.75%, 04/15/2032	3,250,000	3,205,414
Santander Consumer USA, Inc.
Series 2022-6, Class D, 5.69%, 02/18/2031	9,505,000	9,567,164
Series 2022-7, Class C, 6.69%, 03/17/2031	7,958,934	8,070,935
Series 2023-1, Class C, 5.09%, 05/15/2030	6,803,844	6,839,370
Series 2023-2, Class C, 5.47%, 12/16/2030	4,699,762	4,743,424
Series 2024-1, Class B, 5.31%, 01/16/2029	4,083,179	4,093,463
Series 2024-2, Class C, 4.67%, 05/17/2032	3,750,000	3,767,094
Series 2025-2, Class A2, 4.29%, 10/16/2028	3,462,094	3,464,140
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/2028 (b)	942,107	943,464
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 09/15/2027 (b)	1,970,561	1,973,396
Series 2023-1A, Class C, 5.74%, 08/15/2028 (b)	1,768,667	1,771,967
Series 2023-1A, Class D, 6.79%, 11/15/2028 (b)	1,485,000	1,504,992
Series 2023-3A, Class C, 6.02%, 09/15/2028 (b)	5,257,596	5,281,808
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	8,060,000	8,135,743
Series 2024-1A, Class B, 5.55%, 11/15/2027 (b)	3,626,046	3,630,275
Series 2024-1A, Class C, 5.65%, 02/15/2029 (b)	6,330,000	6,371,706
Series 2024-1A, Class D, 6.02%, 10/15/2029 (b)	3,000,000	3,052,975
Series 2024-2A, Class B, 5.62%, 03/15/2030 (b)	7,000,000	7,032,266
Series 2024-2A, Class C, 5.68%, 03/15/2030 (b)	5,000,000	5,051,326
Series 2024-3A, Class C, 4.92%, 11/15/2029 (b)	5,000,000	5,024,590
Series 2025-1A, Class C, 5.14%, 10/15/2030 (b)	6,500,000	6,556,564
Series 2026-1A, Class C, 4.37%, 06/16/2031 (b)	4,910,000	4,868,021
Series 2026-2A, Class C, 4.89%, 03/15/2032 (b)	8,450,000	8,451,904
Wheels Fleet Lease Funding 2026-1 LLC, Series 2026-1A, Class A3, 4.39%, 04/18/2039 (b)	1,500,000	1,494,990
World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98%, 02/15/2030	1,396,821	1,402,100
TOTAL ASSET-BACKED SECURITIES (Cost $668,547,194)		670,619,912

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 4.4%	Par	Value
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035 (g)	30,418,728	1,095,987
Federal Home Loan Mortgage Corp.
Series K120, Class X1, 1.02%, 10/25/2030 (c)(g)	197,549,295	7,156,737
Series K123, Class X1, 0.76%, 12/25/2030 (c)(g)	77,418,092	2,191,180
Series K124, Class X1, 0.71%, 12/25/2030 (c)(g)	21,717,033	591,700
Series K-150, Class X1, 0.31%, 09/25/2032 (c)(g)	226,735,682	4,411,800
Series K-1518, Class X1, 0.85%, 10/25/2035 (c)(g)	59,071,555	3,320,134
Series K-1520, Class X1, 0.47%, 02/25/2036 (c)(g)	49,245,428	1,577,203
Series K-167, Class X1, 0.15%, 10/25/2034 (c)(g)	398,648,936	6,028,569
Series K-172, Class X1, 0.15%, 08/25/2035 (c)(g)	331,926,796	5,207,467
Series K538, Class X1, 0.57%, 01/25/2030 (c)(g)	148,248,060	2,825,667
Series K540, Class X1, 0.45%, 02/25/2030 (c)(g)	687,542,493	11,009,962
Series K545, Class X1, 0.16%, 07/25/2030 (c)(g)	663,005,051	5,208,965
Series K546, Class X1, 0.90%, 05/25/2030 (c)(g)	41,397,790	1,291,458
Series K547, Class X1, 0.41%, 05/25/2030 (c)(g)	153,900,933	2,340,171
Series K556, Class X1, 0.28%, 01/25/2031 (c)(g)	79,828,728	1,041,278
Series K557, Class X1, 0.27%, 01/25/2031 (c)(g)	200,271,992	2,525,810

Series K562, Class X1, 0.18%, 04/25/2031 (c)(g)	777,728,867	3,459,805
Series K765, Class X1, 0.12%, 02/25/2033 (c)(g)	810,596,543	8,362,519
Federal National Mortgage Association
Pool AN4056, 3.02%, 12/01/2026	7,700,000	7,647,857
Pool BS3782, 2.44%, 11/01/2046	14,750,000	9,644,621
Series 2020-M13, Class X3, 1.12%, 12/25/2049 (c)(g)	130,333,529	7,587,132
Series 2025-M6, Class X, 0.66%, 10/25/2035 (c)(g)	149,832,922	7,430,559
Freddie Mac Multiclass Certificates Series
Series 2020-RR09, Class CX, 2.68%, 08/27/2029 (c)(g)	42,360,000	2,028,997
Series 2021-RR17, Class X, 2.04%, 08/27/2027 (c)(g)	45,015,000	564,565
Freddie Mac Multifamily ML Certificates
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037 (b)(c)(g)	10,229,127	647,095
Series 2020-ML07, Class XUS, 2.02%, 10/25/2036 (b)(c)(g)	23,810,964	2,914,938
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037 (g)	31,353,527	3,629,798
Series 2021-ML09, Class XUS, 1.55%, 02/25/2040 (b)(c)(g)	42,329,089	4,273,545
Series 2021-ML10, Class XUS, 2.13%, 01/25/2038 (b)(c)(g)	13,672,436	1,795,738
Series 2021-ML10, Class XUS, 1.58%, 06/25/2038 (b)(c)(g)	37,962,798	3,745,030
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038 (b)(g)	32,731,815	1,470,968
Series 2021-ML12, Class XUS, 1.31%, 07/25/2041 (b)(c)(g)	17,324,325	1,486,427
Freddie Mac Multifamily Structured Pass Through Certificates
Series K061, Class XAM, 0.06%, 11/25/2026 (c)(g)	72,512,000	49,649
Series K062, Class XAM, 0.18%, 12/25/2026 (c)(g)	79,423,000	83,235
Series K063, Class X1, 0.25%, 01/25/2027 (c)(g)	330,410,877	477,279
Series K064, Class X1, 0.58%, 03/25/2027 (c)(g)	114,124,092	347,063
Series K065, Class XAM, 0.56%, 05/25/2027 (c)(g)	57,193,000	297,146
Series K066, Class X1, 0.72%, 06/25/2027 (c)(g)	28,221,678	144,501
Series K067, Class X1, 0.56%, 07/25/2027 (c)(g)	37,650,656	175,945
Series K068, Class X1, 0.40%, 08/25/2027 (c)(g)	94,842,509	409,302
Series K069, Class X1, 0.34%, 09/25/2027 (c)(g)	26,854,006	101,452
Series K073, Class X1, 0.30%, 01/25/2028 (c)(g)	141,915,847	619,917
Series K073, Class XAM, 0.20%, 01/25/2028 (c)(g)	54,203,000	184,529
Series K080, Class X1, 0.11%, 07/25/2028 (c)(g)	406,641,183	1,214,841
Series K081, Class X1, 0.07%, 08/25/2028 (c)(g)	147,219,844	336,280
Series K084, Class X1, 0.21%, 10/25/2028 (c)(g)	323,596,230	1,729,266
Series K089, Class XAM, 0.46%, 01/25/2029 (c)(g)	53,965,000	686,354
Series K090, Class XAM, 0.63%, 03/25/2029 (c)(g)	50,517,000	875,813
Series K091, Class XAM, 0.49%, 03/25/2029 (c)(g)	53,659,000	776,456
Series K093, Class X1, 0.94%, 05/25/2029 (c)(g)	66,547,529	1,541,194
Series K094, Class X1, 0.87%, 06/25/2029 (c)(g)	199,434,762	4,634,744
Series K095, Class X1, 0.94%, 06/25/2029 (c)(g)	43,783,535	1,062,285
Series K097, Class X1, 1.08%, 07/25/2029 (c)(g)	69,869,894	2,061,902
Series K097, Class XAM, 1.35%, 09/25/2051 (c)(g)	66,115,000	2,687,482
Series K098, Class X1, 1.13%, 08/25/2029 (c)(g)	76,366,514	2,442,972
Series K098, Class XAM, 1.39%, 08/25/2029 (c)(g)	24,691,000	1,014,047
Series K099, Class X1, 0.87%, 09/25/2029 (c)(g)	201,651,358	4,936,546
Series K100, Class XAM, 0.92%, 09/25/2029 (c)(g)	62,086,000	1,857,893
Series K101, Class XAM, 1.09%, 10/25/2029 (c)(g)	65,686,000	2,279,429
Series K102, Class X1, 0.81%, 10/25/2029 (c)(g)	167,947,662	3,965,110
Series K103, Class X1, 0.63%, 11/25/2029 (c)(g)	279,421,071	5,392,519
Series K105, Class X1, 1.51%, 01/25/2030 (c)(g)	60,254,935	2,814,038
Series K105, Class XAM, 1.77%, 01/25/2030 (c)(g)	64,122,000	3,732,862
Series K107, Class X1, 1.58%, 01/25/2030 (c)(g)	44,836,970	2,215,386
Series K107, Class XAM, 1.55%, 02/25/2030 (c)(g)	118,898,000	6,228,448
Series K108, Class X1, 1.69%, 03/25/2030 (c)(g)	153,853,462	8,345,781
Series K108, Class XAM, 1.67%, 03/25/2030 (c)(g)	70,601,000	4,093,248
Series K110, Class X1, 1.64%, 04/25/2030 (c)(g)	35,355,296	1,832,175
Series K111, Class X1, 1.56%, 05/25/2030 (c)(g)	106,410,413	5,485,648
Series K112, Class X1, 1.42%, 05/25/2030 (c)(g)	149,543,261	7,230,312
Series K112, Class XAM, 1.67%, 05/25/2030 (c)(g)	44,272,000	2,703,647
Series K113, Class X1, 1.37%, 06/25/2030 (c)(g)	147,733,005	6,714,598

Series K114, Class X1, 1.11%, 06/25/2030 (c)(g)	139,559,796	5,312,065
Series K114, Class XAM, 1.34%, 06/25/2030 (c)(g)	54,977,000	2,665,477
Series K115, Class X1, 1.31%, 06/25/2030 (c)(g)	60,094,925	2,691,033
Series K115, Class XAM, 1.54%, 07/25/2030 (c)(g)	40,865,759	2,300,881
Series K116, Class X1, 1.40%, 07/25/2030 (c)(g)	105,757,861	4,968,811
Series K116, Class XAM, 1.60%, 08/25/2030 (c)(g)	23,000,000	1,366,423
Series K118, Class X1, 0.94%, 09/25/2030 (c)(g)	158,842,260	5,387,040
Series K118, Class XAM, 1.17%, 09/25/2030 (c)(g)	35,916,184	1,614,185
Series K119, Class XAM, 1.13%, 10/25/2030 (c)(g)	51,000,000	2,242,914
Series K121, Class XAM, 1.20%, 11/25/2030 (c)(g)	70,786,000	3,367,906
Series K122, Class X1, 0.86%, 11/25/2030 (c)(g)	388,299,973	12,487,300
Series K122, Class XAM, 1.08%, 11/25/2030 (c)(g)	35,211,000	1,523,407
Series K123, Class XAM, 0.97%, 12/25/2030 (c)(g)	108,000,000	4,272,426
Series K124, Class XAM, 0.93%, 01/25/2031 (c)(g)	89,626,000	3,416,946
Series K125, Class X1, 0.57%, 01/25/2031 (c)(g)	318,187,529	7,124,664
Series K125, Class XAM, 0.78%, 01/25/2031 (c)(g)	103,992,000	3,483,191
Series K127, Class XAM, 0.50%, 02/25/2031 (c)(g)	186,332,000	3,867,954
Series K128, Class X1, 0.51%, 03/25/2031 (c)(g)	196,082,413	3,889,648
Series K128, Class XAM, 0.73%, 03/25/2031 (c)(g)	37,700,000	1,218,098
Series K129, Class XAM, 1.21%, 05/25/2031 (c)(g)	31,700,000	1,670,977
Series K130, Class X1, 1.03%, 06/25/2031 (c)(g)	295,500,836	12,711,737
Series K130, Class XAM, 1.21%, 07/25/2031 (c)(g)	43,372,188	2,414,838
Series K131, Class X1, 0.72%, 07/25/2031 (c)(g)	149,905,036	4,760,909
Series K138, Class XAM, 0.69%, 01/25/2055 (c)(g)	195,000,000	6,862,791
Series K141, Class X1, 0.30%, 02/25/2032 (c)(g)	208,233,542	3,445,911
Series K141, Class XAM, 0.32%, 02/25/2032 (c)(g)	195,000,000	3,543,871
Series K145, Class X1, 0.32%, 05/25/2032 (c)(g)	103,832,443	1,851,395
Series K149, Class X1, 0.27%, 08/25/2032 (c)(g)	517,322,932	8,674,730
Series K1511, Class X1, 0.77%, 03/25/2034 (c)(g)	127,965,582	5,401,977
Series K1512, Class X1, 0.90%, 04/25/2034 (c)(g)	46,535,957	2,197,851
Series K1513, Class X1, 0.85%, 08/25/2034 (c)(g)	99,554,831	4,705,459
Series K1514, Class X1, 0.58%, 10/25/2034 (c)(g)	79,887,568	2,880,091
Series K1515, Class X1, 1.50%, 02/25/2035 (c)(g)	114,159,422	10,401,784
Series K1516, Class X1, 1.50%, 05/25/2035 (c)(g)	40,991,020	4,173,505
Series K1517, Class X1, 1.32%, 07/25/2035 (c)(g)	88,873,848	7,693,809
Series K152, Class X1, 0.95%, 01/25/2031 (c)(g)	27,441,141	918,274
Series K1521, Class X1, 0.98%, 08/25/2036 (c)(g)	94,584,365	6,816,232
Series K155, Class X1, 0.12%, 04/25/2033 (c)(g)	237,679,889	1,998,864
Series K155, Class X1, 0.26%, 04/25/2033 (c)(g)	254,838,846	4,673,056
Series K160, Class X1, 0.21%, 08/25/2033 (c)(g)	253,931,541	4,171,562
Series K164, Class X1, 0.28%, 05/25/2034 (c)(g)	356,971,389	8,026,716
Series K165, Class X1, 0.60%, 09/25/2034 (c)(g)	304,789,079	13,228,882
Series K169, Class X1, 0.25%, 12/25/2034 (c)(g)	198,815,895	4,261,440
Series K513, Class X1, 0.69%, 12/25/2028 (c)(g)	107,545,557	1,817,057
Series K522, Class X1, 0.41%, 05/25/2029 (c)(g)	122,752,357	1,434,791
Series K528, Class X1, 0.82%, 07/25/2029 (c)(g)	100,000,000	2,392,430
Series K529, Class X1, 0.39%, 09/25/2029 (c)(g)	250,000,000	3,288,475
Series K737, Class XAM, 1.03%, 10/25/2026 (c)(g)	20,050,000	69,814
Series K738, Class XAM, 1.37%, 03/25/2027 (c)(g)	24,099,000	215,399
Series K739, Class XAM, 1.57%, 09/25/2027 (c)(g)	32,621,072	476,705
Series K742, Class XAM, 0.98%, 04/25/2028 (c)(g)	89,849,000	1,576,715
Series K743, Class XAM, 1.29%, 05/25/2028 (c)(g)	99,488,000	2,261,322
Series K744, Class X1, 0.86%, 07/25/2028 (c)(g)	110,570,717	1,744,872
Series K744, Class XAM, 1.23%, 07/25/2028 (c)(g)	122,906,000	2,997,985
Series K747, Class XAM, 0.39%, 12/25/2028 (c)(g)	160,000,000	1,418,976
Series K748, Class XAM, 0.54%, 01/25/2029 (c)(g)	175,000,000	2,363,567
Series K757, Class X1, 0.72%, 08/25/2031 (c)(g)	213,757,900	7,085,882
Series KG02, Class X1, 1.01%, 08/25/2029 (c)(g)	30,927,406	739,391
Series KG03, Class X1, 1.36%, 06/25/2030 (c)(g)	15,039,758	662,426
Series KG04, Class X1, 0.84%, 11/25/2030 (c)(g)	108,769,326	3,275,197

Series KW03, Class X1, 0.76%, 06/25/2027 (c)(g)	12,237,536	58,723
Series KW06, Class X1, 0.14%, 06/25/2028 (c)(g)	407,499,945	1,211,946
Series KW09, Class X1, 0.76%, 05/25/2029 (c)(g)	49,236,390	936,580
FREMF Mortgage Trust, Series K549, Class X1, 0.11%, 09/25/2030 (c)(g)	542,199,134	3,440,579
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $479,761,546)		458,450,838

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 4.3%	Par	Value
Adjustable Rate Mortgage Trust
Series 2005-10, Class 4A1, 5.61%, 01/25/2036 (c)	4,178,868	2,956,036
Series 2005-3, Class 2A1, 4.78%, 07/25/2035 (c)	2,559	2,553
Series 2006-2, Class 1A1, 4.41%, 05/25/2036 (c)	543,534	470,864
American Home Mortgage Investment Trust, Series 2006-2, Class 3A5, 6.75%, 06/25/2036 (h)	2,747,648	324,359
Banc of America Alternative Loan Trust
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	512,250	455,817
Series 2005-11, Class 4A6, 5.75%, 12/25/2035	83,510	74,310
Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	1,314,908	1,147,417
Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	586,484	542,970
Series 2006-4, Class 4CB1, 6.50%, 05/25/2046	310,646	292,744
Series 2006-4, Class 5CB1, 6.50%, 05/25/2046	1,590,324	1,410,732
Series 2006-5, Class CB17, 6.00%, 06/25/2046	186,715	164,340
Series 2006-6, Class CB5, 6.00%, 07/25/2046	766,356	665,213
Series 2006-9, Class 1CB1, 6.00%, 01/25/2037	117,950	106,458
Series 2006-9, Class A2, 4.10% (1 mo. Term SOFR + 0.51%), 01/25/2037	573,308	482,790
Banc of America Funding Corp.
Series 2003-3, Class 1A7, 5.50%, 10/25/2033	113,375	113,034
Series 2004-1, Class 2A1, 6.00%, 02/25/2034	318,081	319,132
Series 2004-1, Class 4A1, 6.00%, 03/25/2034	2,005,276	1,974,287
Series 2004-B, Class 4A2, 5.65%, 11/20/2034 (c)	1,006,129	981,282
Series 2005-3, Class 1A20, 5.50%, 06/25/2035	50,074	47,026
Series 2005-4, Class 2A1, 5.50%, 08/25/2035	28,024	27,272
Series 2005-5, Class 1A11, 5.50%, 09/25/2035	72,334	73,312
Series 2005-5, Class 2A1, 5.50%, 09/25/2035	1,094,296	1,072,176
Series 2005-7, Class 2A3, 5.50%, 11/25/2035	1,901,016	1,816,823
Series 2005-7, Class 3A15, 5.75%, 11/25/2035	2,367	2,425
Series 2005-7, Class 3A9, 6.00%, 11/25/2035	11,774	11,942
Series 2005-8, Class 4A28, 5.75%, 01/25/2036	1,383,990	1,270,239
Series 2006-5, Class 3A2, 5.75%, 09/25/2036	223,252	209,734
Series 2006-7, Class 1A9, 6.00%, 09/25/2036	325,563	285,082
Series 2006-F, Class 2A1, 5.11%, 07/20/2036 (c)	2,474,568	2,213,604
Series 2006-I, Class 1A1, 5.61%, 12/20/2036 (c)	291,140	288,855
Series 2006-I, Class 2A1, 5.78%, 12/20/2036 (c)	1,407,172	1,384,271
Series 2006-I, Class 2A2, 5.78%, 12/20/2036 (c)	244,771	229,890
Series 2006-J, Class 4A1, 4.73%, 01/20/2047 (c)	76,182	66,665
Series 2007-1, Class TA7, 6.69%, 01/25/2037 (h)	525,458	490,233
Series 2007-2, Class TA1A, 3.76% (1 mo. Term SOFR + 0.17%), 03/25/2037	217,692	196,769
Series 2007-3, Class TA4, 4.56% (1 mo. Term SOFR + 0.97%), 04/25/2037	669,815	575,661
Series 2007-4, Class 5A3, 5.50%, 11/25/2034	132,309	116,931
Series 2007-5, Class 1A1, 5.50%, 07/25/2037	1,178,637	978,448
Series 2007-6, Class A1, 4.28% (1 mo. Term SOFR + 0.69%), 07/25/2037	730,480	711,821
Series 2007-6, Class A2, 4.26% (1 mo. Term SOFR + 0.67%), 07/25/2037	3,014,953	2,933,139
Series 2010-R3, Class 3A6, 6.00%, 09/26/2037 (b)(c)	5,168,354	4,869,394
Series 2014-R3, Class 1A2, 6.14%, 06/26/2035 (b)(c)	863,025	877,229
Series 2014-R3, Class 2A2, 6.70%, 06/26/2035 (b)(c)	787,462	787,781
Banc of America Mortgage Securities, Inc.
Series 2005-A, Class 2A1, 4.75%, 02/25/2035 (c)	858,967	845,146
Series 2005-F, Class 2A1, 5.52%, 07/25/2035 (c)	394,924	380,365
Series 2006-B, Class 3A1, 3.63%, 10/20/2046 (c)	293,795	258,324
Series 2007-1, Class 1A26, 6.00%, 03/25/2037	1,338,365	1,157,315
BCAP LLC Trust, Series 2007-AA2, Class 2A3, 7.50%, 04/25/2037 (c)	441,265	206,439

Bear Stearns Alt-A Trust, Series 2006-6, Class 2A1, 4.12%, 11/25/2036 (c)	663,339	278,448
Bear Stearns Asset Backed Securities Trust
Series 2005-AC5, Class 1A1, 4.70% (1 mo. Term SOFR + 1.11%), 08/25/2035	342,919	195,647
Series 2006-AC4, Class A1, 3.95% (1 mo. Term SOFR + 0.36%), 07/25/2036	2,164,996	1,705,543
Series 2006-AC4, Class A2, 20.22% (-4 x 1 mo. Term SOFR + 35.75%), 07/25/2036 (i)	500,661	602,052
Chase Mortgage Finance Corp.
Series 2005-A1, Class 2A1, 4.65%, 12/25/2035 (c)	548,901	526,861
Series 2005-A1, Class 2A2, 4.65%, 12/25/2035 (c)	572,252	549,275
Series 2005-S2, Class A1, 5.50%, 10/25/2035	487,210	466,751
Series 2005-S3, Class A9, 5.50%, 11/25/2035	4,329,998	2,989,852
Series 2006-S3, Class 1A1, 6.00%, 11/25/2036	6,647,660	2,642,597
Series 2006-S4, Class A3, 6.00%, 12/25/2036	1,226,693	472,871
Series 2006-S4, Class A6, 6.00%, 12/25/2036	3,958,334	1,525,878
Series 2007-A2, Class 6A2, 5.29%, 07/25/2037 (c)	669,769	580,153
Series 2007-S1, Class A7, 6.00%, 02/25/2037	4,011,432	1,490,622
Series 2007-S3, Class 1A10, 5.75%, 05/25/2037	662,186	268,117
Series 2007-S3, Class 1A15, 6.00%, 05/25/2037	2,017,680	860,219
Chaseflex Trust
Series 2005-1, Class 1A3, 5.50%, 02/25/2035	156,623	132,969
Series 2006-2, Class A3, 4.04%, 09/25/2036 (c)	1,640,607	1,442,407
Citicorp Mortgage Securities, Inc.
Series 2006-1, Class 1A4, 6.00%, 02/25/2036	57,950	54,135
Series 2006-3, Class 1A10, 6.25%, 06/25/2036	1,172,502	1,089,887
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	973,833	875,164
Series 2006-3, Class 1A9, 5.75%, 06/25/2036	277,648	245,385
Series 2006-3, Class 2A1, 5.50%, 06/25/2027	6,857	5,313
Series 2006-7, Class 1A1, 6.00%, 12/25/2036	2,097,408	1,790,427
Series 2007-3, Class 1A4, 6.00%, 04/25/2037	251,487	241,830
Citigroup Financial Products, Inc.
Series 2004-2, Class 1A2, 9.25%, 08/25/2033 (b)	9,967	5,204
Series 2004-HYB3, Class 2A, 5.39%, 09/25/2034 (c)	295,472	286,368
Series 2005-1, Class 2A2A, 4.85%, 04/25/2035 (c)	201,533	195,856
Series 2005-10, Class 1A1A, 4.92%, 12/25/2035 (c)	802,421	478,024
Series 2005-2, Class 1A4, 4.14%, 05/25/2035 (c)	226,566	220,242
Series 2005-5, Class 22A6, 6.00%, 08/25/2035	1,183,218	1,118,726
Series 2005-WF1, Class M1, 5.83%, 11/25/2034 (h)	1,505,261	1,507,837
Citigroup Mortgage Loan Trust, Inc.
Series 2005-7, Class 1A2, 4.43%, 09/25/2035 (c)	278,048	267,012
Series 2006-AR7, Class 2A2A, 4.62%, 11/25/2036 (c)	956,188	838,790
Series 2007-AR4, Class 1A1A, 4.45%, 03/25/2037 (c)	778,326	680,660
Citimortgage Alternative Loan Trust
Series 2006-A2, Class A5, 4.30% (1 mo. Term SOFR + 0.71%), 05/25/2036	275,004	240,742
Series 2006-A4, Class 1A1, 6.00%, 09/25/2036	719,087	668,725
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,053,917	934,241
Series 2007-A1, Class 1A7, 6.00%, 01/25/2037	1,693,734	1,501,405
Countrywide Alternative Loan Trust
Series 2004-13CB, Class A3, 6.00%, 07/25/2034	4,258,501	4,419,367
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	936,960	969,206
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	686,821	610,637
Series 2004-28CB, Class 4A1, 5.00%, 03/25/2035	109,177	83,451
Series 2004-28CB, Class 6A1, 6.00%, 01/25/2035	192,188	180,915
Series 2005-13CB, Class A1, 4.20% (1 mo. Term SOFR + 0.61%), 05/25/2035	626,769	505,460
Series 2005-21CB, Class A17, 6.00%, 06/25/2035	1,123,027	860,365
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	1,886,999	1,373,263
Series 2005-43, Class 5A1, 5.31%, 09/25/2035 (c)	93,678	85,232
Series 2005-54CB, Class 3A7, 5.50%, 11/25/2035	494,118	253,144
Series 2005-63, Class 3A1, 4.64%, 11/25/2035 (c)	551,470	530,854
Series 2005-65CB, Class 1A8, 5.50%, 01/25/2036	82,281	51,621
Series 2005-65CB, Class 2A7, 0.00%, 12/25/2035 (j)	543,923	186,319
Series 2005-6CB, Class 1A1, 7.50%, 04/25/2035	152,818	140,049

Series 2005-6CB, Class 1A5, 5.75%, 04/25/2035	1,303,242	1,124,330
Series 2005-73CB, Class 2A2, 5.75%, 01/25/2036	308,282	137,741
Series 2005-75CB, Class A3, 5.50%, 01/25/2036	1,233,301	803,945
Series 2005-75CB, Class A6, 5.50%, 01/25/2036	1,041,776	679,097
Series 2005-80CB, Class 2A1, 6.00%, 02/25/2036	2,756,913	2,710,596
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	6,577,767	6,748,706
Series 2005-86CB, Class A10, 5.50%, 02/25/2036	114,712	62,278
Series 2005-86CB, Class A8, 5.50%, 02/25/2036	827,790	449,418
Series 2005-9CB, Class 1A1, 4.20% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,293,159	1,157,747
Series 2005-9CB, Class 3A1, 6.00%, 05/25/2035	7,556,849	2,976,562
Series 2005-J13, Class 2A7, 5.50%, 11/25/2035	558,456	368,406
Series 2005-J6, Class 1A6, 4.20% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,622,398	1,274,723
Series 2006-12CB, Class A3, 5.75% (1 mo. Term SOFR + 5.75%), 05/25/2036	520,215	237,112
Series 2006-14CB, Class A4, 6.00%, 06/25/2036	2,173,451	1,112,242
Series 2006-16CB, Class A2, 6.00%, 06/25/2036	343,696	178,824
Series 2006-16CB, Class A4, 6.00%, 06/25/2036	900,864	468,719
Series 2006-16CB, Class A6, 6.00%, 06/25/2036	781,798	406,698
Series 2006-23CB, Class 1A6, 6.00%, 08/25/2036	990,263	944,898
Series 2006-23CB, Class 2A1, 6.50%, 08/25/2036	5,643,909	1,601,694
Series 2006-24CB, Class A11, 5.75%, 08/25/2036	3,515,174	1,685,153
Series 2006-24CB, Class A12, 5.75%, 08/25/2036	2,180,597	1,045,365
Series 2006-26CB, Class A17, 6.25%, 09/25/2036	5,192,341	2,265,781
Series 2006-30T1, Class 2A6, 6.50%, 11/25/2036	8,384,527	2,448,694
Series 2006-31CB, Class A7, 6.00%, 11/25/2036	189,210	99,630
Series 2006-31CB, Class A8, 5.75%, 11/25/2036	1,706,983	867,251
Series 2006-39CB, Class 1A20, 6.00%, 01/25/2037	1,879,799	1,528,783
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	474,197	228,890
Series 2006-6CB, Class 1A8, 5.50%, 05/25/2036	72,875	59,081
Series 2006-J6, Class A4, 6.00%, 09/25/2036	1,895,170	816,662
Series 2006-J6, Class A5, 6.00%, 09/25/2036	2,552,849	1,100,067
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,390,376	1,181,123
Series 2007-23CB, Class A1, 6.00%, 09/25/2037	3,983,013	1,768,240
Series 2007-2CB, Class 2A14, 5.75%, 03/25/2037	5,143,628	2,346,564
Series 2007-4CB, Class 1A6, 5.75%, 04/25/2037	1,125,414	933,288
Series 2007-4CB, Class 1A7, 5.75%, 04/25/2037	846,539	702,021
Series 2007-8CB, Class A1, 5.50%, 05/25/2037	5,241,870	2,477,064
Series 2007-8CB, Class A9, 6.00%, 05/25/2037	708,272	356,913
Series 2007-J2, Class 2A2, 6.00%, 07/25/2037	2,006,806	1,952,976
Series 2008-2R, Class 3A1, 6.00%, 08/25/2037 (c)	6,882,334	3,296,258
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-42, Class 2A4, 6.18%, 10/25/2033 (c)	301,473	300,189
Series 2003-44, Class A3, 5.00%, 10/25/2033	179,466	156,729
Series 2004-14, Class 3A1, 5.82%, 08/25/2034 (c)	833,417	812,721
Series 2004-21, Class A1, 4.00%, 11/25/2034	327,347	302,549
Series 2004-24, Class A1, 5.50%, 12/25/2034	2,870,469	2,915,966
Series 2004-24, Class A4, 5.50%, 12/25/2034	1,986,949	2,018,167
Series 2004-4, Class A10, 5.50%, 05/25/2034	419,779	415,596
Series 2004-HYB5, Class 3A1, 5.30%, 04/20/2035 (c)	438,085	418,297
Series 2004-J9, Class 2A5, 5.50%, 01/25/2035	331,564	336,309
Series 2005-13, Class A6, 5.50%, 06/25/2035	1,378,886	712,889
Series 2005-20, Class A7, 5.25%, 12/25/2027	80,193	45,158
Series 2005-27, Class 1A4, 5.50%, 12/25/2035	644,183	471,135
Series 2005-27, Class 2A1, 5.50%, 12/25/2035	508,211	187,653
Series 2005-31, Class 4A2, 4.65%, 01/25/2036 (c)	565,651	543,776
Series 2005-HY10, Class 4A1, 4.18%, 02/20/2036 (c)	1,103,801	1,050,676
Series 2005-HYB2, Class 2A, 4.84%, 05/20/2035 (c)	451,499	443,382
Series 2005-J3, Class 2A5, 5.50%, 09/25/2035	30,191	27,818
Series 2006-16, Class 2A1, 6.50%, 11/25/2036	473,509	115,735
Series 2006-17, Class A6, 6.00%, 12/25/2036	2,086,570	905,115
Series 2006-17, Class A8, 6.00% (1 mo. Term SOFR + 0.66%), 12/25/2036	2,822,055	1,205,374

Series 2006-21, Class A11, 5.75%, 02/25/2037	1,117,421	443,134
Series 2006-21, Class A13, 6.00%, 02/25/2037	2,580,278	1,068,121
Series 2006-21, Class A5, 6.00%, 02/25/2037	589,136	243,876
Series 2006-6, Class A1, 6.00%, 04/25/2036	556,539	260,235
Series 2006-9, Class A8, 6.00%, 05/25/2036	1,098,707	486,934
Series 2007-1, Class A4, 6.00%, 03/25/2037	1,886,052	767,366
Series 2007-10, Class A22, 6.00%, 07/25/2037	1,752,038	741,534
Series 2007-5, Class A2, 5.75%, 05/25/2037	1,409,193	631,734
Series 2007-5, Class A29, 5.50%, 05/25/2037	2,453,765	1,053,353
Series 2007-5, Class A4, 5.75%, 05/25/2037	730,287	327,384
Series 2007-5, Class A51, 5.75%, 05/25/2037	4,782,680	2,144,051
Series 2007-HY5, Class 1A1, 5.03%, 09/25/2047 (c)	4,911,328	3,865,032
Series 2007-J2, Class 2A3, 6.00%, 07/25/2037	2,888,236	915,064
Series 2007-J2, Class 2A6, 6.00%, 07/25/2037	186,534	59,099
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-8, Class 3A4, 5.50%, 12/25/2034	111,569	109,966
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	811,336	179,583
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	324,482	224,870
Series 2005-10, Class 5A4, 5.50%, 11/25/2035	1,278,949	885,527
Series 2005-3, Class 3A17, 5.50%, 07/25/2035	22,219	22,158
Series 2005-9, Class 2A1, 5.50%, 10/25/2035	482,044	169,450
Credit Suisse Management LLC, Series 2005-8, Class 7A1, 7.00%, 09/25/2035	2,529,041	1,000,655
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A3, 5.50%, 02/25/2036	214,811	189,885
Series 2006-1, Class 4A14, 5.50%, 02/25/2036	24,175	23,118
Series 2006-2, Class 4A2, 5.75%, 03/25/2036	488,736	294,078
Series 2006-2, Class 5A6, 6.00%, 03/25/2036	3,960,600	1,414,474
Series 2006-4, Class 8A1, 7.00%, 05/25/2036	1,179,251	73,289
Series 2006-7, Class 7A5, 6.00%, 08/25/2036	570,150	417,888
Series 2006-CF1, Class B3, 5.50%, 11/25/2035 (b)(h)	2,565,000	2,617,176
Series 2007-2, Class 3A8, 5.50%, 03/25/2037	1,191,733	536,537
Series 2007-3, Class 4A13, 5.50%, 04/25/2037	233,329	189,803
Series 2007-3, Class 4A15, 5.50%, 04/25/2037	326,430	265,537
Series 2013-2R, Class 5A2, 3.74%, 05/27/2037 (b)(c)	1,550,781	1,012,824
Deutsche ALT-A Securities, Inc.
Series 2005-3, Class 3A1, 4.20% (1 mo. Term SOFR + 0.61%), 05/25/2035	423,357	390,787
Series 2005-6, Class 1A4, 5.50%, 12/25/2035	958,525	790,956
Series 2006-AB4, Class A1B1, 3.80% (1 mo. Term SOFR + 0.21%), 10/25/2036	323,353	274,133
DFC HEL Trust, Series 2001-1, Class M1, 5.39% (1 mo. Term SOFR + 1.76%), 08/15/2031	1,005,992	975,302
First Horizon Alternative Mortgage Securities
Series 2004-AA6, Class A1, 5.25%, 01/25/2035 (c)	168,900	168,193
Series 2004-AA7, Class 2A1, 5.41%, 02/25/2035 (c)	498,089	481,384
Series 2005-AA5, Class 2A1, 5.06%, 07/25/2035 (c)	729,876	693,522
Series 2005-AA7, Class 2A1, 4.81%, 09/25/2035 (c)	773,867	691,529
Series 2005-FA11, Class 2A1, 5.25%, 02/25/2027	698	0(k)
Series 2005-FA8, Class 1A14, 5.50%, 11/25/2035	1,044,129	437,774
Series 2006-FA1, Class 1A3, 5.75%, 04/25/2036	1,758,616	647,413
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	2,069,995	722,572
Series 2006-FA2, Class 1A5, 6.00%, 05/25/2036	1,354,425	472,788
Series 2006-FA6, Class 1A5, 6.25%, 11/25/2036	6,244,860	2,155,144
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2036	279	0
Series 2007-AA1, Class 1A2, 4.04%, 05/25/2037 (c)	1,716,151	1,029,059
Series 2007-FA4, Class 1A6, 6.25%, 08/25/2037 (c)	1,712,016	522,000
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 4A1, 6.50%, 08/25/2035 (c)	599,106	590,860
Series 2006-4, Class 1A15, 6.00%, 02/25/2037	528,944	118,806
Series 2006-4, Class 1A6, 5.75%, 02/25/2037	873,514	188,115
Series 2006-AR4, Class 1A2, 4.44%, 01/25/2037 (c)	1,720,797	758,145
Series 2007-AR1, Class 1A1, 4.80%, 05/25/2037 (c)	600,367	232,733
Series 2007-AR2, Class 1A2, 6.36%, 08/25/2037 (c)	3,601,968	724,795

GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A8, 2.50%, 04/25/2052 (b)(c)	2,000,000	1,353,224
Series 2021-PJ10, Class A12, 2.50%, 03/25/2052 (b)(c)	20,000,000	14,608,788
Series 2021-PJ7, Class A14, 2.50%, 01/25/2052 (b)(c)	4,491,250	3,063,429
Series 2022-PJ2, Class A31, 2.50%, 06/25/2052 (b)(c)	2,250,000	1,522,996
Series 2022-PJ5, Class A31, 2.50%, 10/25/2052 (b)(c)	5,500,000	3,672,728
GSAA Trust
Series 2005-1, Class M2, 6.26%, 11/25/2034 (h)	1,354,575	1,333,472
Series 2006-15, Class AF5, 6.69%, 09/25/2036 (h)	1,914,567	476,694
Series 2006-18, Class AF6, 6.18%, 11/25/2036 (h)	1,751,072	398,645
Series 2007-7, Class 1A2, 4.06% (1 mo. Term SOFR + 0.47%), 07/25/2037	345,197	342,197
GSR Mortgage Loan Trust
Series 2003-5F, Class 1A1, 3.00%, 08/25/2032	448,582	428,040
Series 2004-15F, Class 2A1, 6.00%, 12/25/2034	550,934	492,399
Series 2005-1F, Class 3A3, 6.00%, 01/25/2035	4,925	4,778
Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	12,854	12,832
Series 2005-AR4, Class 5A1, 5.35%, 07/25/2035 (c)	59,973	58,053
Series 2005-AR5, Class 4A1, 5.06%, 10/25/2035 (c)	355,418	342,904
Series 2005-AR7, Class 6A1, 4.10%, 11/25/2035 (c)	256,785	226,461
Series 2006-2F, Class 2A1, 5.75%, 02/25/2036	334,633	294,189
Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 4.68%, 08/19/2036 (c)	1,582,560	1,240,776
Impac CMB Trust, Series 2005-5, Class A3W, 4.20% (1 mo. Term SOFR + 0.36%), 08/25/2035	256,991	249,397
Impac Funding Corp., Series 2002-2, Class A3, 6.50%, 04/25/2033	592,624	587,512
Indymac IMSC Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.66%, 06/25/2037 (c)	315,756	185,201
Indymac Index Mortgage Loan Trust
Series 2004-AR11, Class 1A, 3.92%, 12/25/2034 (c)	603,545	574,285
Series 2004-AR4, Class 3A, 4.89%, 08/25/2034 (c)	1,642,571	1,590,469
Series 2005-AR23, Class 3A1, 3.64%, 11/25/2035 (c)	336,915	329,022
Series 2005-AR23, Class 6A1, 3.63%, 11/25/2035 (c)	782,597	762,525
Series 2005-AR25, Class 1A21, 3.74%, 12/25/2035 (c)	1,662,356	869,836
Series 2005-AR3, Class 4A1, 3.75%, 04/25/2035 (c)	639,437	610,525
Series 2005-AR35, Class 1A1, 3.55%, 02/25/2036 (c)	927,857	727,346
Series 2005-AR9, Class 1A1, 4.82%, 07/25/2035 (c)	2,642,285	1,369,925
Series 2006-AR25, Class 3A1, 3.75%, 09/25/2036 (c)	1,792,849	1,117,849
Series 2006-AR25, Class 4A1, 3.56%, 09/25/2036 (c)	2,940,619	2,784,964
Series 2006-AR3, Class 2A1C, 3.62%, 03/25/2036 (c)	4,057,417	2,738,338
Series 2006-AR31, Class A5, 3.91%, 11/25/2036 (c)	3,028,298	2,873,771
Series 2006-AR9, Class 3A1, 3.33%, 06/25/2036 (c)	1,288,103	1,080,116
Jefferies, LLC, Series 2009-R1, Class 1A2, 4.10%, 11/26/2035 (b)(c)	353,312	315,256
JP Morgan Mortgage Trust
Series 2005-S3, Class 1A5, 5.75%, 01/25/2036	46,203	19,999
Series 2007-A3, Class 2A3, 4.71%, 05/25/2037 (c)	1,690,165	1,411,254
Series 2021-12, Class A3, 2.50%, 02/25/2052 (b)(c)	9,983,331	8,283,298
Series 2021-13, Class A5, 2.50%, 04/25/2052 (b)(c)	30,000,000	20,593,926
Series 2021-14, Class A5, 2.50%, 05/25/2052 (b)(c)	6,082,500	4,129,638
Series 2021-15, Class A5, 2.50%, 06/25/2052 (b)(c)	3,650,000	2,479,834
Series 2022-1, Class A2, 3.00%, 07/25/2052 (b)(c)	14,161,535	12,232,336
Series 2022-1, Class A5, 2.50%, 07/25/2052 (b)(c)	10,968,741	7,389,406
Series 2022-2, Class A5A, 2.50%, 08/25/2052 (b)(c)	5,174,221	3,501,724
Series 2022-3, Class A5A, 2.50%, 08/25/2052 (b)(c)	11,588,632	7,809,731
Series 2022-4, Class A5, 3.00%, 10/25/2052 (b)(c)	19,510,000	14,098,740
Series 2024-3, Class A5, 3.00%, 05/25/2054 (b)(c)	10,000,000	7,199,488
Series 2024-7, Class A5, 3.00%, 04/25/2053 (b)(c)	8,000,000	5,668,265
Lehman Mortgage Trust
Series 2005-2, Class 1A3, 5.75%, 12/25/2035	489,614	218,618
Series 2005-3, Class 1A2, 1.05% (-1 x 1 mo. Term SOFR + 4.64%), 01/25/2036 (g)(i)	746,717	32,224
Series 2005-3, Class 1A6, 4.20% (1 mo. Term SOFR + 0.61%), 01/25/2036	746,717	280,088
Series 2006-1, Class 1A4, 5.50%, 02/25/2036	341,567	152,331
Series 2006-3, Class 1A1, 6.00%, 07/25/2036	3,124,130	1,432,003
Series 2006-3, Class 1A4, 6.00%, 07/25/2036	6,930,703	3,166,240

Series 2007-4, Class 1A2, 5.75%, 05/25/2037	953,943	434,029
Series 2007-4, Class 1A3, 5.75%, 05/25/2037	2,084,365	948,352
Series 2007-5, Class 1A3, 5.75%, 06/25/2037	1,416,859	1,354,634
Series 2007-5, Class 9A1, 6.00%, 06/25/2037	2,284,165	465,938
Series 2007-5, Class 9A2, 6.00%, 06/25/2037	6,238,740	1,272,616
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A2, 5.92%, 05/25/2034 (c)	68,652	66,810
Series 2005-1, Class 7A1, 3.73%, 02/25/2035 (c)	64,985	60,933
MASTR Alternative Loans Trust
Series 2003-5, Class 30B1, 5.81%, 08/25/2033 (c)	251,631	125,081
Series 2004-11, Class 7A1, 6.50%, 10/25/2034	129,349	131,659
Series 2004-6, Class 10A1, 6.00%, 07/25/2034	70,419	70,353
Series 2004-6, Class 8A1, 5.50%, 07/25/2034	53,186	52,523
Series 2005-2, Class 4A5, 5.50%, 03/25/2035	2,000,000	1,890,569
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1, 4.15% (1 mo. Term SOFR + 0.56%), 05/25/2036	555,600	88,623
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A5, Class A8, 4.79%, 06/25/2035 (c)	137,281	134,174
Series 2005-A7, Class 2A1, 4.83%, 09/25/2035 (c)	3,184,640	2,504,041
Series 2006-F1, Class 1A1, 6.00%, 04/25/2036	1,526,554	462,894
MLCC Mortgage Investors, Inc., Series 2004-D, Class A2, 4.77% (6 mo. Term SOFR + 1.15%), 09/25/2029	191,030	188,568
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 6A3, 5.50%, 11/25/2035	548,976	541,816
Series 2005-7, Class 7A3, 5.50%, 11/25/2035	239,515	203,575
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	1,909,407	749,911
Series 2006-2, Class 7A1, 5.44%, 02/25/2036 (c)	1,178,526	627,843
Morgan Stanley Reremic Trust, Series 2012-R3, Class 1B, 3.97%, 11/26/2036 (b)(c)	1,497,568	1,356,130
Nomura Asset Acceptance Corp.
Series 2005-AR3, Class 3A1, 5.69%, 07/25/2035 (c)	22,682	22,630
Series 2005-WF1, Class 2A5, 5.66%, 03/25/2035 (h)	5,036	5,075
Nomura Resecuritization Trust
Series 2011-4RA, Class 1A10, 2.77%, 12/26/2036 (b)(c)	4,466,626	4,171,615
Series 2014-5R, Class 1A9, 5.50%, 06/26/2035 (b)(c)	2,546,066	2,007,399
Popular ABS, Inc., Series 2003-3, Class M1, 3.84%, 12/25/2033 (c)	223,751	222,991
RAAC Series, Series 2005-SP1, Class 3A7, 6.00%, 09/25/2034	1,895	1,540
RALI Trust
Series 2006-QS1, Class A3, 5.75%, 01/25/2036	122,764	96,909
Series 2006-QS13, Class 1A6, 6.00%, 09/25/2036	1,482,051	1,191,064
Series 2006-QS17, Class A7, 6.00%, 12/25/2036	235,950	197,990
Series 2006-QS9, Class 1A5, 4.40% (1 mo. Term SOFR + 0.81%), 07/25/2036	892,110	663,601
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	203,785	169,001
Series 2007-QS6, Class A29, 6.00%, 04/25/2037	2,091,319	1,763,444
RBSSP Resecuritization Trust, Series 2009-7, Class 3A2, 6.00%, 03/26/2036 (b)(c)	3,521,229	1,676,506
RCKT Mortgage Trust
Series 2021-4, Class A17, 2.50%, 09/25/2051 (b)(c)	5,000,000	3,425,308
Series 2022-2, Class A18, 2.50%, 02/25/2052 (b)(c)	4,500,000	3,039,681
Resecuritization Pass-Through Trust, Series 2005-8R, Class A3, 6.00%, 10/25/2034	1,144,492	1,141,022
Residential Asset Securitization Trust
Series 2003-A9, Class A2, 4.00%, 08/25/2033	687,353	606,479
Series 2004-R2, Class A3, 5.50%, 08/25/2034	1,133,043	1,137,049
Series 2005-A11, Class 1A4, 5.50%, 10/25/2035	197,999	119,275
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	3,393,164	1,073,345
Series 2005-A11, Class 2A5, 6.00%, 10/25/2035	386,316	150,886
Series 2005-A15, Class 5A1, 5.75%, 02/25/2036	3,481,953	1,137,396
Series 2005-A5, Class A7, 5.50%, 05/25/2035	924,806	591,629
Series 2006-A15, Class A10, 4.30% (1 mo. Term SOFR + 0.71%), 01/25/2037	16,449,537	3,620,461
Series 2006-A15, Class A11, 1.95% (-1 x 1 mo. Term SOFR + 5.54%), 01/25/2037 (g)(i)	16,449,537	1,115,711
Series 2006-A5CB, Class A6, 6.00%, 06/25/2036	2,301,982	778,714
RFMSI Trust
Series 2005-SA4, Class 1A21, 5.40%, 09/25/2035 (c)	1,474,426	913,736
Series 2005-SA4, Class 2A1, 5.17%, 09/25/2035 (c)	1,059,217	580,309

Series 2006-S3, Class A1, 5.50%, 03/25/2036	1,173,638	937,029
Series 2006-S4, Class A1, 6.00%, 04/25/2036	1,437,117	1,149,870
Series 2006-S5, Class A12, 6.00%, 06/25/2036	120,399	102,546
Series 2006-S5, Class A14, 6.00%, 06/25/2036	247,847	211,096
Series 2006-S5, Class A15, 6.00%, 06/25/2036	1,038,671	884,653
Series 2006-S5, Class A18, 6.00%, 06/25/2036	129,089	109,950
Series 2006-S6, Class A10, 6.00%, 07/25/2036	74,278	64,299
Series 2006-S6, Class A15, 6.00%, 07/25/2036	382,402	331,024
Series 2006-S7, Class A6, 6.25%, 08/25/2036	853,637	723,663
Series 2006-S7, Class A9, 6.50%, 08/25/2036	510,357	438,687
Series 2006-S9, Class A3, 5.75%, 09/25/2036	1,020,306	787,813
Series 2007-S1, Class A10, 6.00%, 01/25/2037	322,712	267,178
Series 2007-S7, Class A7, 6.00%, 07/25/2037	1,237,986	1,008,721
Sequoia Mortgage Trust, Series 2025-S1, Class A7, 2.50%, 09/25/2054 (b)(c)	9,430,334	6,303,438
Specialty Underwriting & Residential Finance, Series 2006-BC2, Class A2D, 3.90%, 02/25/2037 (h)	704,299	223,759
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18, Class 3A2, 4.64%, 12/25/2034 (c)	252,784	238,025
Series 2005-12, Class 2A1, 5.19%, 06/25/2035 (c)	446,655	327,293
Series 2005-21, Class 7A1, 4.35%, 11/25/2035 (c)	2,678,350	1,690,161
Series 2006-1, Class 6A1, 4.38%, 02/25/2036 (c)	839,546	631,050
Series 2006-1, Class 7A4, 3.87%, 02/25/2036 (c)	80,339	69,501
Series 2006-12, Class 2A1, 4.41%, 01/25/2037 (c)	417,649	303,419
Series 2006-4, Class 6A, 3.77%, 05/25/2036 (c)	461,279	253,553
Series 2007-5, Class 1A1, 4.14% (1 mo. Term SOFR + 0.55%), 06/25/2037	979,833	937,793
Series 2007-6, Class 2A1, 4.08% (1 mo. Term SOFR + 0.49%), 07/25/2037	3,153,561	3,050,061
Series 2007-9, Class 1A1, 5.60% (6 mo. Term SOFR + 1.93%), 10/25/2037	606,424	571,084
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 2A1, 5.64%, 02/25/2037 (c)	2,488,359	2,143,608
Series 2007-2, Class 1A1, 5.66%, 04/25/2037 (c)	377,115	115,319
Suntrust Alternative Loan Trust
Series 2005-1F, Class 2A3, 5.75%, 12/25/2035	495,549	457,765
Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	1,144,331	1,064,351
Series 2005-1F, Class 4A1, 6.50%, 12/25/2035	876,440	806,264
TBW Mortgage Backed Pass Through Certificates, Series 2006-2, Class 3A1, 5.50%, 07/25/2036	80,750	6,236
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 8.95%, 03/27/2051 (b)(h)(l)	1,945,890	1,948,593
WaMu Mortgage Pass Through Certificates
Series 2003-AR10, Class A6, 5.66%, 10/25/2033 (c)	3,884,906	3,777,126
Series 2003-S4, Class CB1, 5.64%, 06/25/2033 (c)	1,876,035	1,880,762
Series 2004-S2, Class 3A2, 6.00%, 06/25/2034	28,743	28,601
Series 2005-AR14, Class 1A2, 4.65%, 12/25/2035 (c)	3,018,930	2,877,510
Series 2006-AR10, Class 2A1, 4.06%, 09/25/2036 (c)	730,706	631,182
Series 2006-AR16, Class 1A1, 4.24%, 12/25/2036 (c)	809,129	753,926
Series 2006-AR8, Class 1A1, 4.46%, 08/25/2046 (c)	1,047,218	994,177
Series 2007-HY2, Class 1A1, 4.04%, 12/25/2036 (c)	10,682,952	9,910,844
Series 2007-HY3, Class 4A1, 4.73%, 03/25/2037 (c)	1,701,882	1,586,362
Series 2007-HY5, Class 3A1, 3.78%, 05/25/2037 (c)	780,794	705,524
Series 2007-HY7, Class 1A1, 4.02%, 07/25/2037 (c)	128,580	104,997
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-1, Class 5A1, 6.00%, 03/25/2035	572,401	548,420
Series 2005-4, Class 5A7, 5.50%, 06/25/2035	2,075,537	1,820,518
Series 2005-5, Class CB4, 5.50%, 07/25/2035	719,052	678,745
Series 2005-6, Class 1CB, 6.50%, 08/25/2035	167,066	154,706
Series 2005-6, Class 2A1, 5.50%, 08/25/2035	1,903,950	1,653,673
Series 2005-6, Class 2A8, 5.50%, 08/25/2035	416,228	361,515
Series 2005-6, Class 3CB, 5.50%, 08/25/2035	819,776	749,040
Series 2005-9, Class 4A4, 5.50%, 11/25/2035	301,441	269,662
Series 2006-8, Class A6, 4.06%, 10/25/2036 (h)	2,229,110	776,723
Series 2007-HY1, Class A2A, 4.02% (1 mo. Term SOFR + 0.43%), 02/25/2037	1,307,799	1,043,272
Series 2007-HY2, Class 1A1, 3.94%, 04/25/2037 (c)	1,046,624	536,623
Series 2007-OC1, Class A1, 4.18% (1 mo. Term SOFR + 0.59%), 01/25/2047	2,917,314	2,723,341

Series 2007-OC2, Class A3, 4.32% (1 mo. Term SOFR + 0.73%), 06/25/2037	3,054,451		2,977,822
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A4, 6.00%, 03/25/2037	544,019		503,846
Wells Fargo Mortgage Backed Securities Trust
Series 2004-J, Class A1, 5.74%, 07/25/2034 (c)	1,621,236		1,570,122
Series 2005-AR14, Class A1, 6.30%, 08/25/2035 (c)	285,361		282,688
Series 2006-AR1, Class 1A1, 6.02%, 03/25/2036 (c)	1,044,239		1,061,181
Series 2006-AR19, Class A1, 6.29%, 12/25/2036 (c)	910,624		837,950
Series 2006-AR5, Class 1A1, 6.10%, 04/25/2036 (c)	1,865,385		1,871,224
Series 2006-AR5, Class 2A1, 6.11%, 04/25/2036 (c)	682,019		675,199
Series 2007-AR3, Class A1, 5.74%, 04/25/2037 (c)	346,771		311,091
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $557,157,038)			443,689,383

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 1.3%	Par		Value
Federal Home Loan Mortgage Corp.
Pool RE5049, 1.50%, 10/01/2050	6,953,103		5,189,428
Series 4937, Class MB, 3.00%, 12/25/2049	6,621,000		4,548,412
Series 5200, Class YZ, 2.50%, 02/25/2052 (l)	15,511,540		10,373,741
Series 5201, Class CB, 2.50%, 03/25/2052	5,797,999		4,073,962
Federal National Mortgage Association
Pool CA7695, 1.50%, 11/01/2050	6,420,784		4,919,587
Series 2016-45, Class PB, 3.00%, 07/25/2046	10,584,157		8,240,017
Series 2017-108, Class PB, 3.00%, 01/25/2048	7,656,000		5,843,369
Series 2021-52, Class JZ, 2.50%, 08/25/2051 (l)	17,799,150		10,992,479
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MB, 3.50%, 03/25/2058	17,000,000		13,953,743
Government National Mortgage Association
Series 2016-163, Class WZ, 3.00%, 11/20/2046 (l)	5,432,805		4,679,674
Series 2018-40, Class ZA, 3.00%, 01/20/2048 (l)	25,544,613		19,619,377
Series 2020-133, Class EA, 1.00%, 09/20/2050	22,929,405		17,966,110
Series 2021-66, Class NA, 2.00%, 02/20/2051	9,846,229		8,256,813
Series 2022-189, Class AL, 3.00%, 07/20/2051	20,250,000		16,339,942
Series 2023-55, Class AG, 1.00%, 09/20/2050	5,961,486		4,525,132
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $143,432,168)			139,521,786

PREFERRED STOCKS - 0.1%	Shares		Value
Banks - 0.1%
First Busey Corp., Series B, 8.25%, Perpetual (m)	200,000		5,114,000
TOTAL PREFERRED STOCKS (Cost $5,000,000)			5,114,000

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (n)	125,166,185		125,166,185
TOTAL MONEY MARKET FUNDS (Cost $125,166,185)			125,166,185

TOTAL INVESTMENTS - 100.1% (Cost $10,693,410,267)			10,376,398,504
Liabilities in Excess of Other Assets - (0.1)%		(0.00104)	(10,804,097)
TOTAL NET ASSETS - 100.0%			$ 10,365,594,407

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
PO - Principal Only
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
USISSO05- 5 Year US Dollar SOFR Swap Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Zero coupon bonds make no periodic interest payments.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $2,682,346,501 or 25.9% of the Fund’s net assets.

(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2026.

(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2026, the total value of securities subject to the AMT was $4,202,800 or 0.0% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)	Issuer is currently in default.
(g)	Interest only security.
(h)	Step coupon bond. The rate disclosed is as of May 31, 2026.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Principal only security.
(k)	Rounds to zero.
(l)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of May 31, 2026.

(m)	Non-income producing security.
(n)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Performance Trust Total Return Bond Fund
Notes to Schedule of Investments
May 31, 2026 (Unaudited)

Investment Valuation
Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2026:

Performance Trust Total Return Bond Fund
Notes to Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ –	$ 2,493,495,923	$ –	$ 2,493,495,923
Corporate Bonds	–	2,114,999,190	–	2,114,999,190
Non-Agency Commercial Mortgage Backed Securities	–	1,680,588,835	–	1,680,588,835
U.S. Treasury Securities	–	1,186,061,613	–	1,186,061,613
Collateralized Loan Obligations	–	1,058,690,839	–	1,058,690,839
Asset-Backed Securities	–	670,619,912	–	670,619,912
Agency Commercial Mortgage Backed Securities	–	458,450,838	–	458,450,838
Non-Agency Residential Mortgage Backed Securities	–	443,689,383	–	443,689,383
Agency Residential Mortgage-Backed Securities	–	139,521,786	–	139,521,786
Preferred Stocks	5,114,000	–	–	5,114,000
Money Market Funds	125,166,185	–	–	125,166,185
Total Investments	$ 130,280,185	$ 10,246,118,319	$ –	$ 10,376,398,504

Refer to the Schedule of Investments for further disaggregation of investment categories.